              As filed with the Securities and Exchange Commission
                               on January 19, 1996

                                                       Registration No. 33-56094
                                                                        811-7428
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               __________________

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         PRE-EFFECTIVE AMENDMENT NO. __                      [ ]

                         POST-EFFECTIVE AMENDMENT NO. 25                     [X]


                                     AND/OR


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                AMENDMENT NO. 27


                        (Check appropriate box or boxes)
                               __________________

                         NICHOLAS-APPLEGATE MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
          (Address of Principal Executive Offices, including Zip Code)

                               ARTHUR E. NICHOLAS
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
                     (Name and Address of Agent for Service)

                           COPY TO:  ROBERT E. CARLSON
                        PAUL, HASTINGS, JANOFSKY & WALKER
                      555 S. FLOWER STREET, TWENTIETH FLOOR
                          LOS ANGELES, CALIFORNIA 90071
                               __________________

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.
                               __________________



     [X ] immediately upon filing pursuant to paragraph (b)


     [  ] on ______________ pursuant to paragraph (b)

     [  ] 60 days after filing pursuant to paragraph (a)(i)
     [  ] on ____________ pursuant to paragraph (a)(i)
     [  ] 75 days after filing pursuant to paragraph (a)(ii)
     [  ] on    (date)    pursuant to paragraph (a)(ii), of Rule 485
             ------------
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares by this Registration Statement. Registrant filed a Notice under such Rule for its fiscal year ended March 31, 1995 on May 27, 1995. This Registration Statement has been executed by the trustees and principal officers of the Registrant and of Nicholas-Applegate Investment Trust.

                               __________________

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                           LOCATION
-------------                                           --------
PART A

Item  1. Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item  2. Synopsis. . . . . . . . . . . . . . . . . . .   Summary of Expenses;
                                                         Prospectus Summary

Item  3. Condensed Financial Information . . . . . . .   Financial Highlights

Item  4. General Description of Registrant . . . . . .   Cover Page; Prospectus
                                                         Summary; Investment
                                                         Objectives and
                                                         Policies; Organization
                                                         and Management;
                                                         Appendix

Item  5. Management of Fund. . . . . . . . . . . . . .   Organization and
                                                         Management

Item  6. Capital Stock and Other Securities. . . . . .   Dividends,
                                                         Distributions and
                                                         Taxes; Purchasing
                                                         Shares

Item  7. Purchase of Securities Being Offered. . . . .   Purchasing Shares;
                                                         Reducing Your Sales
                                                         Charge; Redeeming
                                                         Shares; Shareholder
                                                         Services

Item  8. Redemption of Repurchase. . . . . . . . . . .   Redeeming Shares;
                                                         Shareholder Services

Item  9. Pending Legal Proceedings . . . . . . . . . .   Not Applicable

PART B

Item 10. Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 11. Table of Contents . . . . . . . . . . . . . .   Table of Contents

Item 12. General Information and History . . . . . . .   General Information

Item 13. Investment Objectives and Policies. . . . . .   Investment Objectives
                                                         and Policies;
                                                         Investment
                                                         Restrictions

Item 14. Management of the Fund. . . . . . . . . . . .   Trustees and Officers;
                                                         Administrator;
                                                         Distributor

Item 15. Control Persons and Principal
         Holders of Securities . . . . . . . . . . . .   Principal Holders of
                                                         Securities

Item 16. Investment Advisory and Other Services. . . .   Administrator;
                                                         Investment Adviser;
                                                         Distributor;
                                                         Custodian, Transfer
                                                         and Dividend
                                                         Disbursing Agent,
                                                         Independent
                                                         Accountants and Legal
                                                         Counsel

Item 17. Brokerage Allocation and Other Practices. . .   Portfolio Transactions
                                                         and Brokerage

Item 18. Capital Stock and Other Securities. . . . . .   Miscellaneous

Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered  . . . . . . . . . .   Purchase and Redemption
                                                         of Portfolio Shares;
                                                         Shareholder Services

Item 20. Tax Status. . . . . . . . . . . . . . . . . .   Dividends,
                                                         Distributions and Taxes

Item 21. Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 22. Calculation of Performance Data . . . . . . .   Performance
                                                         Information

Item 23. Financial Statements. . . . . . . . . . . . .   Financial Statements

PART C
      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                        NICHOLAS--APPLEGATE MUTUAL FUNDS

-------------------------------------------------
                    MINI CAP GROWTH INSTITUTIONAL PORTFOLIO

                                   PROSPECTUS


Nicholas-Applegate Mutual Funds (the "Trust") is an open-end management investment company comprised of a number of diversified investment portfolios, including the Mini Cap Growth Institutional Portfolio ("Portfolio") offered hereby. The Portfolio seeks to maximize long-term capital appreciation. It invests in the Nicholas-Applegate Mini Cap Growth Fund, which in turn invests primarily in a diversified portfolio of common stocks of U.S. corporations with smaller market capitalizations. It is generally offered to institutional investors, high net worth individuals, and participants in certain mutual fund asset allocation programs.

--------------------------------------------------------------------------------


   THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS ASSETS IN A CORRESPONDING SERIES ("FUND") OF NICHOLAS-APPLEGATE INVESTMENT TRUST, WHICH HAS THE SAME OBJECTIVE AS THE PORTFOLIO. THE FUND IN TURN INVESTS ITS ASSETS, INCLUDING THOSE OF THE PORTFOLIO, IN PORTFOLIO SECURITIES. ACCORDINGLY, THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE FUND. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. SEE "INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS--SPECIAL CONSIDERATIONS REGARDING MASTER/FEEDER STRUCTURE," PAGE 7, FOR ADDITIONAL INFORMATION REGARDING THIS UNIQUE STRUCTURE. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO OR FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

--------------------------------------------------------------------------------

   SHARES OF THE PORTFOLIO ARE NOT BANK DEPOSITS AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


   This Prospectus presents information you should know before investing in the Portfolio. It should be retained for future reference. A Statement of Additional Information for Nicholas-Applegate Mutual Funds dated January 19, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Statement may be obtained, without charge, by writing to the Trust, P.O. Box 82169, San Diego, California 92138-2169, or by calling (800) 551-8643. Inquiries regarding any of the Portfolios can also be made by calling (800) 551-8643.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                JANUARY 19, 1996

                        NICHOLAS--APPLEGATE MUTUAL FUNDS

-------------------------------------------------
                    MINI CAP GROWTH INSTITUTIONAL PORTFOLIO

TABLE OF CONTENTS


          Summary of Expenses...................3
          Prospectus Summary....................4
          Financial Highlights..................6
          Investment Objective, Policies and Risk
          Considerations........................7
          Organization and Management..........10
          Purchasing Shares....................12
          Investor Services....................14
          Redeeming Shares.....................16
          Dividends, Distributions and Taxes...17
          General Information..................18
          Appendix-Investment Policies, Strategies
          and Risks............................20


--------------------------------------------
NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE PORTFOLIO OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

--------------------------------------------------------------------------------
SUMMARY OF EXPENSES

This table is designed to help you understand the costs of investing in the Portfolio. These are expected expenses of the Portfolio for its first year of operations, and because the Portfolio invests all of its assets in the Fund, the Portfolio's expenses include its proportionate share of the operating expenses of the Fund. Actual expenses may be more or less than those shown.

                                                           MINI CAP
                                                            GROWTH
                                                         INSTITUTIONAL
                                                           PORTFOLIO
----------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases (as a percentage of
 offering price)                                             None
Sales charge on reinvested dividends                         None
Deferred sales charge (as a percentage of original
 purchase price or redemption proceeds, whichever is
 lower)                                                      None
Redemption fee                                               None
Exchange fee                                                 None
----------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF
AVERAGE NET ASSETS (AFTER EXPENSE REDUCTION):(1)
Management fees                                                 1.25%
12b-1 expenses                                               None
All other expenses (after expense reduction)(1)                 0.31%
Total operating expenses (after expense reduction)(1)           1.56%

The Board of Trustees of the Trust believes that the aggregate per share expenses of the Portfolio are no greater than the expenses that the Portfolio would incur if it retained the services of an investment adviser and the assets of the Portfolio were invested directly in the types of securities held by the Fund. For a detailed description of the expenses of the Portfolio and the Fund, see "Organization and Management."
---------------------------
(1) The Investment Adviser has agreed to reduce its fees, and to absorb other operating expenses, to ensure that the expenses for the Portfolio (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 1.56% of the Portfolio's average net assets on an annual basis through March 31, 1996. In subsequent years, overall operating expenses for the Portfolio will not fall below 1.56% of average net assets until the Investment Adviser has fully recouped fees foregone or expenses paid by the Investment Adviser under this agreement, as the Portfolio will reimburse the Investment Adviser when operating expenses (before recoupment) for the Portfolio are less than 1.56% of average net assets. Accordingly, until all such reduced fees or expenses have been recouped by the Investment Adviser, the Portfolio's expenses will be higher, and its yields will be lower, than would otherwise be the case. See "Organization and Management-Expense Limitation." Actual operating expenses for the Portfolio for the fiscal year ended March 31, 1996 are estimated to be 1.56% of the Portfolio's average net assets (annualized). The various operating expenses of the Portfolio are further described under "Organization and Management."

EXAMPLE OF PORTFOLIO EXPENSES. The following table illustrates the expenses that an investor would pay on a hypothetical $1,000 investment in the Portfolio over various time periods, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The Portfolio does not charge a redemption fee.

                                          1 Year       3 Years
-----------------------------------------------------------------------------
Mini Cap Growth Institutional
Portfolio                                $      16    $      49

This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under the heading "Annual Portfolio Operating Expenses" in the fee table above remain the same in the years shown.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND THE PORTFOLIO'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The hypothetical 5% annual return is used for illustrative purposes only and should not be interpreted as an estimate of the Portfolio's annual return, as there can be no guarantee of the Portfolio's future performance.

--------------------------------------------------------------------------------
PROSPECTUS SUMMARY


Nicholas-Applegate Mutual Funds (the "Trust") is an open-end management investment company comprised of a number of diversified investment portfolios, including the Mini Cap Growth Institutional Portfolio ("Portfolio") offered hereby. The Portfolio is generally offered to institutional investors, high net worth individuals and participants in certain mutual fund asset allocation programs.


INVESTMENT OBJECTIVE. The investment objective of the Portfolio is described on the front cover of this Prospectus. There can be no assurance that the Portfolio will achieve its investment objective. See "Investment Objective, Policies and Risk Considerations" and "Appendix: Investment Policies, Strategies and Risks."

MASTER/FEEDER STRUCTURE. The Portfolio seeks to achieve its investment objective by investing all of its assets in the Mini Cap Growth Fund series ("Fund") of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified, open-end management investment company. The Fund has the same investment objective as the Portfolio. The Fund, in turn, holds investment securities. Although the "master/feeder" structure employed by the Portfolio to achieve its investment objectives could provide certain efficiencies and economies of scale, it could also have potential adverse effects such as those resulting from large-scale redemptions by other investors of their interests in the Fund, or from the failure by investors of the Portfolio to approve a change in investment objectives and policies that has been approved by the investors of the Fund. There may also be other investment companies through which you can invest in the Fund which may have higher or lower fees and expenses than those of the Portfolio. See "Investment Objective, Policies and Risk Considerations-Special Considerations Regarding Master/Feeder Structure."

The Portfolio may cease investing in the Fund only if the Trust's Board of Trustees determines that this is in the best interests of the Portfolio and its investors, and only with the approval of the Portfolio's investors. In such event the Board of Trustees would consider alternative arrangements such as investing all of the Portfolio's assets in another investment company with the same investment objective as the Portfolio or hiring an investment adviser to manage the Portfolio's assets in accordance with the Portfolio's investment policies. No assurance exists that satisfactory alternative arrangements would be available.

INVESTMENT RISKS AND CONSIDERATIONS. INVESTMENT RISKS AND OTHER CONSIDERATIONS RELEVANT TO THE SECURITIES IN WHICH THE PORTFOLIO INVESTS THROUGH THE FUND ARE DESCRIBED UNDER "INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS" AND IN "APPENDIX: INVESTMENT POLICIES, STRATEGIES AND RISKS." They include the following:

The securities of many companies in which the Fund invests are subject to more volatile market movements than securities of larger, more established companies because the issuers are typically more subject to changes in earnings and prospects. The net asset value of the Portfolio therefore can be expected to experience above-average fluctuations.

Investments by the Fund in securities of foreign companies and governments involve special risks in addition to the usual risks inherent in domestic investments, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. Settlement of transactions in foreign markets may be delayed or less frequent than in the U.S., and foreign governments may withhold taxes from dividends and interest paid on securities held by the Fund. There is also likely to be less publicly available information about certain foreign issuers than is available about U.S. companies, and foreign companies are not generally subject to uniform financial reporting standards comparable to those applicable to U.S. companies.

The Investment Adviser's investment approach results in above-average portfolio turnover. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses, and may also result in the realization and distribution to shareholders of net capital gains which are taxable to them as ordinary income for federal tax purposes.

For hedging purposes, the Fund may purchase or write put and call options on securities and securities indices, and effect transactions in futures contracts and related options on stock indices. These are derivative instruments, whose value derives from the value of an underlying security or index. Risks associated with the use of such instruments include the possibility that the Investment Adviser's forecasts of market values and currency rates of exchange and other factors are not correct; imperfect correlation between the Fund's hedging technique and the asset or liability being hedged; default by the other party to the transaction; and inability to close out a position because of the lack of a liquid market. Investment in such derivative instruments may not be successful, and may reduce the returns and increase the volatility of the Fund. See "Appendix: Investment Policies, Strategies and Risks" in this Prospectus and "Investment Objectives, Policies and Risks" in the Statement of Additional Information.

THE FUND MAY ALSO ENGAGE IN SHORT SALES, WHICH THEORETICALLY INVOLVE UNLIMITED LOSS POTENTIAL AND MAY BE CONSIDERED A SPECULATIVE TECHNIQUE. SEE THE DESCRIPTION OF THE RISKS OF SHORT SALES UNDER "SHORT SALES" IN "APPENDIX:
INVESTMENT POLICIES, STRATEGIES AND RISKS."

The Fund may enter into repurchase agreements and lend its portfolio securities, which involve the risk of loss upon the default of the seller or borrower. The Fund may also borrow money from banks for temporary purposes which, among other things, may require the Fund to sell portfolio securities to meet interest and principal payments at an unfavorable time. See "Repurchase Agreements," "Securities Lending" and "Borrowing" in "Appendix: Investment Policies, Strategies and Risks."


INVESTMENT ADVISER. The Trust has not retained the services of an investment adviser for the Portfolio, as the Portfolio seeks to achieve its investment objectives by investing all of its assets in the Fund. Nicholas-Applegate Capital Management serves as investment adviser to the Fund. The Investment Adviser has been in the investment advisory business since 1984 and currently manages over $28 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations and other institutional investors, and individuals.


The Investment Adviser is compensated for its services to the Fund in the form of monthly fees at the annual rate of 1.25% of the Fund's net assets. The advisory fees paid by the Fund are higher than those paid by most other investment companies. See "Organization and Management."

DISTRIBUTOR. Nicholas-Applegate Securities (the "Distributor"), an affiliate of the Investment Adviser, serves as distributor of shares of the Portfolio. The Portfolio does not pay distribution or other fees to the Distributor in connection with services it provides.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN. Investment Company Administration Corporation (the "Administrator") is the administrator for the Trust, with responsibility for managing the daily business operations of the Portfolio, subject to the supervision of the Trust's Board of Trustees. It also acts as administrator for the Master Trust. PNC Bank (the "Custodian") is the custodian for the Trust and the Master Trust, and State Street Bank and Trust Company (the "Transfer Agent") is the transfer and dividend disbursing agent for the Trust.

PURCHASE OF SHARES. Shares of the Portfolio are generally offered to institutional investors and high net worth individuals. Purchases may only be made by check or by wiring federal funds to the Transfer Agent. Shares are purchased at the next offering price without any sales charge, after an order is received in proper form by the Transfer Agent or a sub-transfer agent. The minimum initial investment is $250,000 and the minimum subsequent investment is $10,000. The minimum initial and subsequent investments are waived for individual participants of qualified retirement plans and for certain others, and may be waived from time to time by the Distributor for other investors. Shares of the Portfolio may also be purchased with securities which are otherwise appropriate for investment by the Portfolio. See "Purchasing Shares."

INVESTOR SERVICES. The following services are provided to investors of the Portfolio for their convenience and flexibility: an automatic investment plan; automatic reinvestment and cross-reinvestment of dividends and capital gains distributions; an exchange privilege; and automatic withdrawals. See "Investor Services." Individual participants of qualified retirement plans should direct inquiries to their plan sponsor or administrator.

REDEEMING SHARES. Shares of the Portfolio may be redeemed by writing to the Transfer Agent or by telephone if telephone redemption privileges have been established. Redemption proceeds will be wired to your bank. Participants of qualified retirement plans must make redemption requests to the plan sponsor or administrator. The price received for Portfolio shares redeemed is at the next determined net asset value after the request is received by the Transfer Agent or a sub-transfer agent, which may be more or less than the purchase price. No contingent deferred sales charge or other fee is imposed on redemptions. See "Redeeming Shares."

DIVIDENDS, DISTRIBUTIONS AND TAXES. The Portfolio declares and pays annual dividends of net investment income and makes distributions at least annually of any net capital gains. All dividends and distributions will be paid in the form of additional shares at net asset value unless cash payment is requested.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



The following information is for the period from commencement of operations of the Portfolio through September 30, 1995, has been prepared by the Trust and is not audited. The information should be read in conjunction with the Portfolio's unaudited financial statements for the period and the notes thereto, which are included in the Trust's Semi-Annual Report to shareholders incorporated by reference in the Statement of Additional Information.



                                                                                   MINI CAP
                                                                                    GROWTH
                                                                                 INSTITUTIONAL
                                                                                   PORTFOLIO
-----------------------------------------------------------------------------------------------
                                                                                   7-12-95+
                                                                                  to 9-30-95*
                                                                                ---------------
PER SHARE DATA:
Net asset value, beginning of period                                               $   12.50
Income from investment operations:
  Net investment income (deficit)                                                      (0.01)
  Net realized and unrealized gains on securities                                       1.29
                                                                                      ------
Total from investment operations                                                       13.78
Less distributions:
  Dividends from net investment income                                                --
  Distributions from capital gains                                                    --
                                                                                      ------
Net asset value, end of period                                                     $   13.78
                                                                                      ------
                                                                                      ------
TOTAL RETURN:                                                                          10.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                                                   $   8,636
Ratio of expenses to average net assets++                                               1.55%**
Ratio of net income (deficit) to average net assets++                                  (0.69%)**
Portfolio turnover                                                                     41.72%***


------------------------------

  * Unaudited


 ** Annualized


*** Portfolio turnovers are for the corresponding Fund of the Master Trust.


  + Portfolio commenced operations on July 12, 1995.


 ++ Net of expense reimbursement equivalent to 0.35% of average net assets.
    Includes expense allocated from the Master Trust Mini Cap Growth Fund of 1.51%, net of expense reimbursement equivalent to 0.43% of average net assets of the Fund.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

The investment objective and policies of the Portfolio are discussed below and in "Appendix: Investment Policies, Strategies and Risks."

SPECIAL CONSIDERATIONS REGARDING MASTER/FEEDER STRUCTURE. The Portfolio seeks to achieve its investment objective by investing all of its assets in the Fund, which has the same objective as the Portfolio. The Fund, in turn, holds investment securities. Accordingly, the investment experience of the Portfolio will correspond directly with the investment experience of the Fund. For a description of the Fund's objective, policies, restrictions, management and expenses, see "Investment Objective, Policies and Risk Considerations" below, the Appendix and "Organization and Management." There can be no assurance that the Portfolio or Fund will achieve its investment objective. The Portfolio's and Fund's investment objective is a fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio or Fund, respectively, as defined in the Investment Company Act of 1940 (the "Investment Company Act"). Upon any such approval, the Portfolio will provide at least 30 days' written notice to its investors before any change is made to its or the Fund's investment objective.

There are certain risks to the Portfolio related to the use of the "master/feeder" structure. Such risks include, but are not limited to, the following: Large-scale redemptions by other investment companies of their interests in the Fund, could have adverse effects, such as lack of portfolio diversity and decreased economies of scale, and could result in the shareholders of the Portfolio, as the remaining investor in the Fund, bearing all the operating costs of the Fund and thus experiencing higher pro rata operating expenses and lower returns than would otherwise be the case. In addition, the total withdrawal by another investment company as an investor in the Fund will cause the Fund to terminate automatically in 120 days, unless the Portfolio and any other investors in the Fund unanimously agree to continue the business of the Fund. As the Portfolio is required to submit such matters to a vote of its shareholders, it will be required to incur the expenses of shareholder meetings in connection with such withdrawals. If unanimous agreement is not reached to continue the Fund, the Board of Trustees of the Trust would need to consider alternative arrangements for the Portfolio, including investing all of the Portfolio's assets in another investment company with the same investment objective as the Portfolio or hiring an investment adviser to manage the Portfolio's assets in accordance with the investment policies described below and in "Appendix: Investment Policies, Strategies and Risks." The absence of substantial experience with the master/feeder structure could result in accounting or other difficulties. Failure by investors of the Portfolio to approve a change in the investment objective and policies of the Portfolio parallel to a change that has been approved by the investors of the Fund would require the Portfolio to redeem its shares of the Fund; this could result in a distribution in kind to the Portfolio of the portfolio securities of the Fund (rather than a cash distribution), causing the Portfolio to incur brokerage fees or other transaction costs in converting such securities to cash, reducing the diversification of the Portfolio's investments and adversely affecting its liquidity. Other shareholders in the Fund may have a greater ownership interest in the Fund than the Portfolio's interest, and could thus have effective voting control over the operation of the Fund.

The Trust's Board of Trustees believes that the Portfolio will achieve certain efficiencies and economies of scale through the "master/feeder" structure, and that the aggregate expenses of the Portfolio will be less than if the Portfolio invested directly in the securities held by the Fund. However, other investment companies that offer their shares to the public also may invest all or substantially all of their assets in the Fund. Accordingly, there may be other investment companies through which investors can invest indirectly in the Fund. The fees charged by such other investment companies may be higher or lower than those charged by the Portfolio, which may reflect, among other things, differences in the nature and level of the services and features offered by such companies to their investors. Information about the availability of other investment companies that invest in the Fund can be obtained by calling (800) 551-8643.

The Portfolio may cease investing in the Fund only if the Board of Trustees of the Trust determines that such action is in the best interests of the Portfolio and its investors, and only with the approval of the Portfolio's investors. In that event, the Board of Trustees would consider alternative arrangements, including investing all of the Portfolio's assets in another investment company with the same investment objective as the Portfolio or hiring an investment adviser to manage the Portfolio's assets in accordance with the investment policies described below and in "Appendix: Investment Policies, Strategies and Risks."

MINI CAP GROWTH INSTITUTIONAL PORTFOLIO. The Mini Cap Growth Institutional Portfolio seeks to maximize long-term capital appreciation. It invests all of its assets in the Nicholas-Applegate Mini Cap Growth Fund, which has the same investment objective as the Portfolio. Assets of the Fund are invested primarily in common stocks of U.S. companies the earnings and stock prices of which are expected by the Fund's Investment Adviser to grow faster than the average rate of companies in the Standard & Poor's 500 Stock Price Index. Companies in which the Fund invests do business in a cross-section of industries and may be growth companies, cyclical companies or companies believed to be undergoing a basic change in operations or markets which, in the opinion of the Investment Adviser, would result in a significant improvement in earnings. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies. Although the Fund is not restricted to investments in companies of any particular size, it intends to invest primarily in companies with small market capitalizations (generally, up to $100 million). However, the Fund will not necessarily sell any security held by it if the market capitalization of the issuer increases above $100 million subsequent to purchase. See "Appendix: Investment Policies, Strategies and Risks" for a discussion of the risks associated with investment in such growth companies.

Under normal market conditions, at least 75% of the Fund's total assets will be invested in common stocks. The remainder of the Fund's assets may be invested in preferred and convertible securities issued by similar growth companies, investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and various other securities and instruments described in "Appendix: Investment Policies, Strategies and Risks." The Fund may invest up to 20% of its total assets, directly or indirectly through American Depository Receipts, in securities issued by foreign issuers. See the Appendix for a discussion of the risks associated with investment in foreign securities. The debt securities in which the Fund may invest will be rated "Baa" or higher by Moody's or "BBB-" or higher by S&P or unrated if determined by the Investment Adviser to be of comparable quality. These securities are of investment grade, which means that their issuers have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher rated securities. If the rating of a debt security held by the Fund is downgraded below investment grade, the security will be sold as promptly as practicable. The Fund may also make short sales, which is considered a speculative technique. See the Appendix for a discussion of the risks associated with short sale transactions.

INVESTMENT TECHNIQUES AND PROCESSES. The focus of the Investment Adviser's investment program is growth over time. In making decisions with respect to equity securities for the Fund, the Investment Adviser uses a proprietary investment methodology which is designed to capture positive change at an early stage. It adheres rigorously to this methodology, and applies it to various segments of the capital markets, domestically and internationally. This methodology consists of investment techniques and processes designed to identify companies with attractive earnings and dividend growth potential and to evaluate their investment prospects. These techniques and processes include relationships with an extensive network of brokerage and research firms located throughout the world; computer-assisted fundamental analysis of thousands of domestic and foreign companies; established criteria for the purchase and sale of individual securities; portfolio structuring and rebalancing guidelines; securities trading techniques; and continual monitoring and reevaluation of all holdings with a view to maintaining the most attractive mix of investments. The Investment Adviser collects data on approximately 26,000 companies in 35 countries (adjusted for reporting and accounting differences). There can be no assurance that use of the proprietary investment methodology will be successful.

The decision to invest assets of the Fund in any particular debt security will be based on such factors as the Investment Adviser's analysis of the effect of the yield to maturity of the security on the average yield to maturity of the total debt security portfolio of the Fund, the Investment Adviser's assessment of the credit quality of the issuer and other factors the Investment Adviser deems relevant. In managing the Fund's debt security investments, the Investment Adviser seeks to capture major moves in interest rates and utilizes a proprietary model to identify interest rate trends in the bond market. There can be no assurance that use of these techniques will be successful.

INVESTMENT POLICIES, STRATEGIES AND RISKS. The Appendix and the Statement of Additional Information describe certain investment securities and techniques of the Fund, and the associated risks. These include short-term investments in cash and cash equivalents; investment in sovereign debt securities of U.S. and foreign governments and their agencies and instrumentalities; floating and variable rate demand notes and bonds; non-convertible corporate debt securities; convertible securities and warrants; depository receipts; over-the-counter securities; when-issued securities and firm commitment agreements; put and call options on securities; stock index futures contracts; repurchase agreements; illiquid securities; securities lending; and borrowing.

INVESTMENT RESTRICTIONS. The Portfolio and Fund are subject to certain investment restrictions which constitute fundamental policies. Fundamental policies may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio or Fund, respectively, as defined in the Investment Company Act. An investment policy or restriction which is not described as fundamental in this Prospectus or the Statement of Additional Information may be changed or modified by the Board of Trustees of the Trust or Master Trust, as the case may be, without shareholder approval.

Certain of the investment restrictions which are fundamental policies are set forth below. Additional investment restrictions are discussed in the Appendix and Statement of Additional Information.

1. Neither the Portfolio nor the Fund may invest more than 5% of its total assets in the securities of any one issuer. However, up to 25% of the Portfolio's or Fund's total assets may be invested without regard to this limitation, and this limitation does not apply to investments in securities of the U.S. Government or its agencies and instrumentalities.

2. Neither the Portfolio nor the Fund may purchase more than 10% of the outstanding voting securities of any one issuer, or purchase the securities of any issuer for the purpose of exercising control.

3. Neither the Portfolio nor the Fund may invest 25% or more of its total assets in any one particular industry; however, this restriction does not apply to the securities of the U.S. Government, its agencies and instrumentalities.

4. Neither the Portfolio nor the Fund may make loans of its portfolio securities in an aggregate amount exceeding 30% of the value of its total assets, or borrow money (except from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and in an aggregate amount not exceeding 20% of the value of its total assets).

5. Neither the Portfolio nor the Fund may invest more than 15% of its net assets in illiquid securities.

The investment restrictions described above do not apply to an investment by the Portfolio of all of its assets in the Fund.

PORTFOLIO TURNOVER. The Investment Adviser's investment approach results in above-average portfolio turnover, as the Investment Adviser sells portfolio securities when it believes the reasons for their initial purchase are no longer valid or when it believes that the sale of a security owned by the Fund and the purchase of another security of better value can enhance principal or increase income. A security may also be sold to avoid a prospective decline in market value or purchased in anticipation of a market rise. Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary greatly from year to year, the Investment Adviser anticipates that the Fund's annual portfolio turnover rate may be up to 200%, which is substantially greater than that of many other investment companies. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses, which will be borne directly by the Fund and ultimately by the investors of the Portfolio. High portfolio turnover may also result in the realization of substantial net capital gains, and any distributions derived from such gains may be ordinary income for federal tax purposes.

--------------------------------------------------------------------------------
ORGANIZATION AND MANAGEMENT

ORGANIZATION. The Portfolio is a series of Nicholas-Applegate Mutual Funds, a Delaware business trust. The Board of Trustees of the Trust, in addition to reviewing the actions of the Trust's Administrator and Distributor, as set forth below, decides upon matters of general policy with respect to the Portfolio. See "General Information." The trustees and officers of the Trust and of the Master Trust are described in "Trustees and Principal Officers" in the Statement of Additional Information. None of the disinterested trustees of the Trust are the same individuals as the disinterested trustees of the Master Trust.

INVESTMENT ADVISER. The Trust has not retained the services of an investment adviser for the Portfolio, as the Portfolio seeks to achieve its investment objective by investing all of its assets in the Fund. Nicholas-Applegate Capital Management, 600 West Broadway, 30th Floor, San

Diego, California 92101, serves as the Investment Adviser to the Fund. The Investment Adviser currently manages a total of approximately $28 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations and other institutional investors. The Investment Adviser was organized in 1984 as a California limited partnership. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Arthur E. Nicholas. He and fourteen other partners manage a staff of approximately 300 employees.


As compensation for the services it provides, the Investment Adviser receives a monthly fee at the annual rate of 1.25% of the Fund's net assets. The advisory fees paid by the Fund are higher than those paid by most other investment companies.


The Fund has been managed since inception under the general supervision of Mr. Nicholas, who has been the Chief Investment Officer of the Investment Adviser since its organization. In addition, since December 1995, John D. Wylie, as Chief Investment Officer-Retail, is also responsible for general oversight of the Fund's portfolio. Catherine Somhegyi has been primarily responsible for the Investment Adviser's day-to-day management of the Fund's portfolio since the Fund began operation. She has managed similar institutional accounts for the Investment Adviser for more than the last five years.


ADMINISTRATOR. Investment Company Administration Corporation, a Delaware corporation, is the Administrator of the Portfolio. Pursuant to an Administration Agreement with the Trust, and subject to the supervision of the Board of Trustees of the Trust, the Administrator supervises the overall administration of the Trust. Its responsibilities include preparing and filing all documents required for compliance by the Trust with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and supervision of other organizations that provide services to the Trust. Certain officers of the Trust are also provided by the Administrator. For the services it provides to the Trust, the Administrator receives an annual fee of between $5,000 and $35,000 for each of the groups of portfolios of the Trust investing in the various series of the Master Trust; the fee is allocated among various series of the Trust, including the Portfolio, in accordance with relative net asset values. The Administrator provides similar services as the administrator of the Master Trust, subject to the supervision of its Board of Trustees, and is compensated separately for the services rendered to the Fund at an annual rate of approximately .02% of the average daily net assets of the Fund.

EXPENSE LIMITATION. To limit the expenses of the Portfolio, the Investment Adviser has agreed to defer its fees, and to absorb the other operating expenses of the Portfolio, to ensure that the expenses of the Portfolio (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses, but including the Portfolio's proportionate share of the Fund's similar operating expenses) do not exceed 1.56% of the Portfolio's average net assets on an annual basis through March 31, 1996. The Portfolio will reimburse the Investment Adviser for fees foregone or other expenses paid by the Investment Adviser pursuant to this agreement in later years in which operating expenses for the Portfolio are less than the applicable percentage limitation set forth above for any such year. No interest, carrying or finance charge will be paid by the Portfolio with respect to any amounts representing fees deferred or other expenses paid by the Investment Adviser. In addition, neither the Portfolio nor the Fund will be required to repay any unreimbursed amounts to the Investment Adviser upon termination of its Investment Advisory Agreement with the Master Trust.

DISTRIBUTOR. Nicholas-Applegate Securities, 600 West Broadway, 30th Floor, San Diego, California 92101, a California limited partnership, serves as the Distributor of shares of each Portfolio. The general partner of the Distributor is Nicholas-Applegate Capital Management Holdings, L.P. and its limited partner is the Investment Adviser.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT. PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania, 19113, serves as Custodian for the Portfolio and the Fund. PFPC Inc., an affiliate of the Custodian, provides accounting services to the Portfolio and the Fund. State Street Bank and Trust Company, Mutual Funds Division, Nicholas-Applegate, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171, is the Transfer Agent and the Dividend Disbursing Agent for the Portfolio.

PORTFOLIO TRANSACTIONS AND BROKERAGE. The Investment Adviser is responsible for the Fund's portfolio transactions and the allocation of the brokerage business. In executing such transactions, the Investment Adviser seeks to obtain the best price and execution for the Fund. Subject to obtaining the best price and execution, the Investment Adviser may effect transactions through brokers who sell shares of the Portfolio or provide research services to the Investment Adviser, which may result in the payment of higher commissions than those charged by other brokers. However, the selection of such brokers will be made in accordance with Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) requires the Investment Adviser to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

--------------------------------------------------------------------------------
PURCHASING SHARES


HOW TO PURCHASE SHARES. Shares of the Portfolio are offered to institutional investors, high net worth individuals and participants in mutual fund asset allocation programs sponsored by certain broker-dealers. Shares of the Portfolio are also offered to former limited partners and participants of certain investment partnerships and pooled trusts previously managed by the Investment Adviser (the "former partners"); to partners, officers and employees of the Investment Adviser and Distributor and their immediate family members; and to certain other persons determined from time to time by the Distributor.


Investments by individual participants of qualified retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting all orders for the purchase, redemption and exchange of Portfolio shares. The availability of an investment by a plan participant in the Portfolio, and the procedures for investing, depend upon the provisions of the qualified retirement plan and whether the plan sponsor or administrator has contracted with the Trust or the Transfer Agent for special processing services, including subaccounting. Other institutional investors and eligible purchasers must arrange for services through the Transfer Agent or Distributor by calling (800) 551-8043.

Shares of the Portfolio may be purchased at net asset value without a sales charge. The minimum initial investment is $250,000 and the minimum subsequent investment is $10,000. The minimum initial and subsequent investments are waived for individual participants of qualified retirement plans and for the former partners and trust participants described above, and may be waived from time to time by the Distributor for other investors. Shares of the Portfolio may also be purchased with securities which are otherwise appropriate for investment by the Portfolio. Shares will be purchased for a participant of a qualified retirement plan only upon receipt by the plan's recordkeeper of the participant's funds accompanied by the information necessary to determine the proper share allocation for the participant.

An account may be opened by completing and signing an account application and sending it to the address indicated on the application. Account applications can be obtained from the Distributor or Transfer Agent. Individual participants of qualified retirement plans can obtain an account application from their plan sponsor or administrator. Plan sponsors and administrators will be responsible for forwarding to the Transfer Agent all relevant information and account applications for plan participants.

PURCHASE BY WIRE. Purchases of shares of the Portfolio can only be made by wiring federal funds to the Transfer Agent. Before wiring federal funds, you must first telephone the Transfer Agent at (800) 551-8043 (toll-free) between the hours of 8:00 A.M. and 4:00 P.M. (Eastern Time) on a day when the New York Stock Exchange is open for normal trading to receive an account number. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to the Portfolio's Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, ABA No. 011000028, DDA No. 9904-645-0 Attention: Mutual Funds Division, Nicholas-Applegate, specifying on the wire the name of the Portfolio, the account number assigned by the Transfer Agent and your name. If you arrange for receipt by the Transfer Agent of federal funds prior to close of trading (currently 4:00 P.M., Eastern time) of the New York Stock Exchange on a day when the Exchange is open for normal trading, you may purchase shares of the Portfolio as of that day. Your bank is likely to charge you a fee for wire transfers.

Subsequent purchases by wire may be made at any time by calling the Transfer Agent and wiring federal funds as outlined above.

Individual participants of qualified retirement plans should purchase Portfolio shares through their plan sponsor or administrator who is responsible for forwarding payment to the Transfer Agent.

SHARE PRICE. Shares are purchased at the next offering price after the order is received in proper form by the Transfer Agent or a sub-transfer agent. An order in proper form must include all correct and complete information, documents and signatures required to process your purchase, as well as a check or bank wire payment properly drawn and collectable. For purchases by a qualified retirement plan, an order in proper form is defined as receipt of funds and the information necessary to determine the proper share allocation for each participant. The price per share is its net asset value, which is determined as of the close of trading of the New York Stock Exchange on each day the Exchange is open for normal trading. Orders received before 4:00 P.M. (Eastern time) on a day when the Exchange is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day. To determine the Portfolio's net asset value per share, the current value of the Portfolio's total assets, less all liabilities, is divided by the total number of shares outstanding, and the result is rounded to the nearer cent.

Investors may be charged a fee if they affect transactions through a broker or agent.

RETIREMENT PLANS. You may invest in the Portfolio through various retirement plans including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans (including 401(k) plans). For further information about any of the plans, agreements, applications and annual fees, contact the Distributor or your dealer. To determine which retirement plan is appropriate for you, please consult your tax adviser.

OTHER PORTFOLIOS. Currently, the Trust has eight Institutional Portfolios. Four domestic Institutional Portfolios and three global Institutional Portfolios are offered pursuant to separate prospectuses which can be obtained by calling (800) 551-8643. The Distributor also offers shares of other portfolios of the Trust which invest in the same Funds of the Master Trust as the Institutional Portfolios. These other portfolios have different sales charges and other expenses than the Institutional Portfolios, which may affect their performance. Information about these other portfolios can be obtained from your dealer or by calling (800) 551-8045.

OTHER PURCHASE INFORMATION. Purchases of Portfolio shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will generally not be issued.

The Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities in the small capitalization sector of the securities markets may from time to time be more limited than those in other sectors of the markets. Therefore, in order to retain adequate investment flexibility, the Investment Adviser and the Trustees of the Master Trust may from time to time recommend that the Trust indefinitely discontinue the sale of shares of the Portfolio to new investors (other than trustees, directors, officers and employees of the Trust, the Master Trust, the Investment Adviser and affiliated companies). In such event, the Board of Trustees of the Trust would determine whether such discontinuance is in the best interests of the Portfolio and its shareholders. If sales of shares were discontinued, existing shareholders of the Portfolio would continue to be able to make additional investments in the Portfolio and to have their dividends and capital gains distributions reinvested. The Portfolio may recommence the offering of shares to new investors at any time thereafter if in the Board of Trustees' opinion doing so would be in the best interests of the Portfolio and its shareholders.

--------------------------------------------------------------------------------
INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN. Investors may make regular monthly or quarterly investments in the Portfolio through automatic withdrawals of specified amounts from their bank account once an automatic investment plan is established. Individual participants of qualified retirement plans may make regular investments in the Portfolio through payroll deductions in accordance with procedures adopted by the plan sponsor or administrator. Further details about this service and an application form are available from the Distributor or from your plan sponsor or administrator.

AUTOMATIC REINVESTMENT. Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You may elect to have dividends and capital gain distributions paid in cash.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gain distributions paid by the Portfolio into shares of any other Institutional Portfolio series of the Trust, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged into shares of any other available Institutional Portfolio series of the Trust by writing to the Transfer Agent, State Street Bank and Trust Company, Attention: Mutual Funds Division, Nicholas-Applegate, P.O. Box 8326, Boston, Massachusetts 02266-8326. Please specify the name of the applicable series, the number of shares or dollar amount to be exchanged and your name and account number. Shares may also be exchanged by telephoning the Transfer Agent at (800) 551-8043 or by sending the Transfer Agent a facsimile at
(617) 774-2651, between the hours of 8:00 A.M. and 4:00 P.M. (Eastern time) on a day when the New York Stock Exchange is open for normal trading (see "Telephone Privilege" below). The Trust's exchange privilege is not intended to afford shareholders a way to speculate on short-term market movements. Accordingly, the Trust reserves the right to limit the number of exchanges an investor or participant may make in any year, to avoid excessive Portfolio expenses.

Individual participants of qualified retirement plans may exchange shares (depending upon the provisions of the plan) by written or telephone request through the plan sponsor or administrator. Such participants may exchange shares only for shares of other Institutional Portfolios that are included in their plans. In addition, the exchange privilege may not be available to investors who are eligible to purchase shares of the Portfolio as a result of agreements between the Distributor and certain broker-dealers, financial planners and similar institutions.

Before effecting an exchange, investors should obtain the currently effective prospectus of the series into which the exchange is to be made. All exchanges will be made on the basis of the relative net asset values of the two series next determined after a completed request is received. Exchange purchases are subject to the minimum investment requirements of the series being purchased. An exchange will be treated as a redemption and purchase for tax purposes.

TELEPHONE PRIVILEGE. Investors may exchange or redeem shares by telephone if they have elected the telephone privilege on their account application. Participants in qualified retirement plans may make telephone requests only through their plan sponsor or administrator and only if such service is offered under the plan. Investors should realize that by electing the telephone privilege, they may be giving up a measure of security that they may have if they were to exchange or redeem their shares in writing. Furthermore, in periods of severe market or economic conditions, telephone exchanges or redemptions may be difficult to implement, in which case investors should mail or send by overnight delivery a written exchange or redemption request to the Transfer Agent. Overnight deliveries should be sent to the Transfer Agent, Attention:
Mutual Funds Division, Nicholas-Applegate, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171. Requests for telephone exchanges or redemptions received before 4:00 P.M. (Eastern time) on a day when the New York Stock Exchange is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

The Trust will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine and, if it does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include requiring personal identification by account number and social security number, tape recording of telephone instructions, and providing written confirmation of transactions. The Trust reserves the right to refuse a telephone exchange or redemption request if it believes, for example, that the person making the request is neither the record owner of the shares being exchanged or redeemed nor otherwise authorized by the investor to request the exchange or redemption. Investors will be promptly notified of any refused request for a telephone exchange. Neither the Portfolio nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be an investor with respect to the telephone exchange privilege.

AUTOMATIC WITHDRAWAL PLAN. An automatic withdrawal plan may be established by an investor or by a qualified retirement plan sponsor or administrator for its participants subject to the requirements of the plan and applicable Federal law. Individual participants of qualified retirement plans must establish automatic withdrawal plans with the plan sponsor or administrator rather than the Trust. Automatic withdrawals of $250 or more may be made on a monthly, quarterly, semi-annual or annual basis if you have an account of at least $15,000 when the automatic withdrawal plan begins. Withdrawal proceeds will normally be received prior to the end of the period designated. All income dividends and capital gain distributions on shares under the Automatic Withdrawal Plan must be reinvested in additional shares of the Portfolio. For the protection of investors and the Trust, wiring instructions must be on file prior to executing any request for the wire transfer of automatic withdrawal proceeds.

ACCOUNT STATEMENTS. An account is opened in accordance with applicable registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Transfer Agent.

REPORTS TO INVESTORS. The Portfolio will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Portfolios may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Portfolio upon request.

INVESTOR INQUIRIES. Investor inquiries should be addressed to the Trust, P.O. Box 82169, San Diego, California 92138-2169, or by telephone, at (800) 551-8643 (toll free). Individual participants of qualified retirement plans should direct inquiries to their plan sponsor or administrator.

The services referred to above are available only in states where the Portfolio to be purchased may be legally offered and may be terminated or modified at any time upon 60 days' written notice. Investors seeking to add to, change or cancel their selection of available services should contact the Transfer Agent of the address and telephone number provided above.

--------------------------------------------------------------------------------
REDEEMING SHARES

HOW TO REDEEM SHARES. Shares of the Portfolio may be redeemed by writing to the Transfer Agent, State Street Bank and Trust Company, Attention: Mutual Funds Division, Nicholas-Applegate, P.O. Box 8326, Boston, Massachusetts 02266-8326. Redemptions by participants in qualified retirement plans must be made in writing to the plan sponsor or administrator rather than the Trust. Please specify the name of the Portfolio, the number of shares or dollar amount to be sold and your name and account number. The price received for the shares redeemed is at the next determined net asset value for the Portfolio shares after the redemption request is received by the Transfer Agent or a sub-transfer agent. No charge will be imposed by the Trust or the Transfer Agent for redemptions.

The signature on a redemption request must be exactly as names appear on the Portfolio's account records, and the request must be signed by the minimum number of persons designated on the account application that are required to effect a redemption. Requests by participants of qualified retirement plans must include all other signatures required by the plan and applicable Federal law.

If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. If the proceeds of the redemption exceed $50,000, are to be paid to a person other than the record owner, are to be sent to an address other than the address on the Transfer

Agent's records, or are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request may be required to be guaranteed by an "eligible guarantor," which includes a bank or savings and loan association that is federally insured or a member firm of a national securities exchange.


REDEMPTIONS BY TELEPHONE. If an election is made on the account application (or subsequently in writing), redemptions of shares may be requested by contacting the Transfer Agent by telephone at (800) 551-8043 or by facsimile at (617) 774-2651 between the hours of 8:00 A.M. and 4:00 P.M. (Eastern time) on a day when the New York Stock Exchange is open for normal trading. Investors should state the name of the Portfolio, the number of shares or dollar amount to be sold and their name and account number. Participants of qualified retirement plans may make telephonic or facsimile redemption requests through their plan sponsor or administrator, provided that such service is offered under the plan and satisfactory arrangements have been made with the Transfer Agent. Redemption requests received by the Transfer Agent before 4:00 P.M. (Eastern time) on a day when the New York Stock Exchange is open for normal trading will be processed that day. Otherwise, processing will occur on the next business day. See "Shareholder Services-Telephone Privilege" above.


Payment for shares presented for redemption will ordinarily be wired to your bank one business day after redemption is requested, but may take up to three business days after receipt by the Transfer Agent of a written or telephonic redemption request except as indicated below. Such payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

INVOLUNTARY REDEMPTION. In order to reduce expenses of the Portfolio, the Trust may redeem all of the shares of any investor whose account has a net asset value of less than $10,000 due to redemptions other than a shareholder who is a participant in a qualified retirement plan. The Trust will give such investors 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

The Trust intends to qualify the Portfolio as a regulated investment company under the Internal Revenue Code. Accordingly, the Portfolio will not be subject to federal income taxes on its net investment income and capital gains, if any, that it distributes to its investors. All dividends out of net investment income, together with distributions of short-term capital gains, will be taxable as ordinary income to the investors whether or not reinvested. Any net long-term capital gains distributed to investors will be taxable as such to the investors, whether or not reinvested and regardless of the length of time an investor has owned his shares.

The Portfolio declares and pays annual dividends of net investment income and makes distributions at least annually of its net capital gains, if any. In determining amounts of capital gains to be distributed by the Portfolio, any capital loss carryovers from prior years will be offset against its capital gains. Under U.S. Treasury Regulations, the Portfolio is required to withhold and remit to the U.S. Treasury 31% of the dividends, capital gains and redemption proceeds on the accounts of those investors who fail to furnish their correct tax identification numbers on IRS Form W-9 (or IRS Form W-8, in the case of certain foreign investors) with the required certifications regarding the investor's status under the federal income tax law or who are subject to backup withholding for failure to include payments of interest or dividends on their returns. Notwithstanding the foregoing, dividends of net income and short-term capital gains to a foreign investor will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

The Trust may elect to "pass through" to the Portfolio's shareholders the amount of foreign income taxes paid by the Portfolio. The Trust will make such an election only if it is deemed to be in the best interests of the shareholders. If this election is made, shareholders of the Portfolio will be required to include in their gross income their pro rata share of foreign taxes paid by the Portfolio. However, shareholders will be able to treat their pro rata share of foreign taxes as either an itemized deduction or a foreign credit against U.S. income taxes (but not both) on their tax return.

The Fund is not required to pay federal income taxes on its net investment income and capital gains, as it is treated as a partnership for tax purposes. Any interest, dividends and gains or losses of the Fund will be deemed to have been "passed through" to the Portfolio and other investors in the Fund, regardless of whether such interest, dividends or gains have been distributed by the Fund or losses have been realized by the Portfolio and such other investors.

Investors should consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Dividends, Distributions and Taxes" in the Statement of Additional Information.

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GENERAL INFORMATION

PERFORMANCE INFORMATION. From time to time the Trust may advertise the Portfolio's total return and, if applicable, its yield. These figures are based on historical earnings and are not intended to indicate future performance. Total return shows how much an investment in the Portfolio would have increased (or decreased) over a specified period of time (I.E., one, five or ten years or since inception of the Portfolio) assuming that all distributions and dividends by the Trust to investors of the Portfolio were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes which may be payable by the investor. Yield will be calculated on a 30-day period pursuant to a formula prescribed by the Securities and Exchange Commission (the "Commission"). The Trust also may include comparative performance information in advertising or marketing Portfolio shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices. See "Performance Information" in the Statement of Additional Information.

DESCRIPTION OF SHARES. The Portfolio is a series of Nicholas-Applegate Mutual Funds, a diversified, open-end management investment company. The Trust was organized in December 1992 as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares of the Portfolio. Shares of the Portfolio, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares of the Portfolio are also redeemable at the option of the Trust under certain circumstances. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Portfolio is entitled to its portion of all of the Portfolio's assets after all debts and expenses of the Portfolio have been paid. Pursuant to the Trust's Declaration of Trust, the Board of Trustees of the Trust may authorize the creation of additional series, and classes within series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

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
Investors of the Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote by series except as otherwise required by law or when the Board of Trustees of the Trust determines that a matter to be voted upon affects only the interests of investors of a particular series. Shares of the Trust do not have cumulative voting rights for the election of Trustees. The Trust does not intend to hold annual meetings of its investors unless otherwise required by law. The Trust will not be required to hold meetings of investors unless the election of Trustees or any other matter is required to be acted on by investors under the Investment Company Act. Investors have certain rights, including the right to call a meeting upon the request of 10% of the outstanding shares of the Portfolio, for the purpose of voting on the removal of one or more Trustees.

MASTER TRUST. The Funds are series of Nicholas-Applegate Investment Trust, a diversified, open-end management investment company organized as a Delaware business trust in December 1992. The trustees and officers of the Master Trust are described in the Statement of Additional Information. Whenever the Portfolio is requested to vote on matters pertaining to the Fund or the Master Trust in its capacity as a shareholder of the Fund, the Trust will hold a meeting of its investors and will cast its vote as instructed by such investors or, in the case of a matter pertaining exclusively to the Fund, as instructed particularly by investors of the Portfolio and other series of the Trust which invest in the Fund. The Trust will vote shares for which it has received no voting instructions in the same proportion as the shares for which it does receive voting instructions.

ADDITIONAL INFORMATION. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission under the Securities Act of 1933, as amended. The Master Trust has also filed a Registration Statement with the Commission. Copies of the Trust's and Master Trust's Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the office of the Commission in Washington, D.C.

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APPENDIX

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INVESTMENT POLICIES, STRATEGIES AND RISKS

The investment policies and strategies of the Portfolio (as implemented through its investment in the Fund) encompass the following securities, techniques and risk considerations.

SHORT-TERM INVESTMENTS. The Fund may invest in short-term investments to maintain liquidity for redemptions or during periods when, in the opinion of the Investment Adviser, attractive investments are temporarily unavailable. Under normal circumstances, no more than 10% of the Fund's total assets will be retained in cash (U.S. dollars) and cash equivalents. However, the Fund may invest without restriction in short-term investments for temporary defensive purposes, such as when the securities markets or economic conditions are expected to enter a period of decline. Short-term investments in which the Fund may invest include U.S. Treasury bills or other U.S. Government or Government agency or instrumentality obligations; certificates of deposit; bankers' acceptances; time deposits; high quality commercial paper and other short-term high grade corporate obligations; shares of money market mutual funds; or repurchase agreements with respect to such securities. The Fund will only invest in short-term investments which, in the opinion of the Investment Adviser, present minimal credit and interest rate risk.

U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities in which the Fund may invest include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow money from the Treasury; others, such as those issued by the Federal National Mortgage Association, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in securities issued or guaranteed by U.S. Government agencies and instrumentalities only when the Investment Adviser is satisfied that the credit risk with respect to the issuer is minimal.

CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANKERS' ACCEPTANCES. The Fund may invest in certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, and domestic savings and loan associations, all of which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million, or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer; these instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

COMMERCIAL PAPER. The Fund may invest in commercial paper of domestic and foreign entities which is rated (or guaranteed by a corporation the commercial paper of which is rated) in the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), including "P-1" or "P-2" by Moody's or "A-1" or "A-2" by S&P, or, if rated by only one NRSRO, in such NRSRO's two highest grades, or, if not rated, is issued by an entity which the Investment Adviser, acting pursuant to guidelines established by the Master Trust's Board of Trustees, has determined to be of minimal credit risk and comparable quality. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding one year, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty. The interest rates on these notes are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Investment Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Investment Adviser will monitor the creditworthiness of the issuers of such obligations and their earning power and cash flow, and will also consider situations in which all holders of such notes would redeem at the same time. Investment by the Fund in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice will be subject to the Fund's limit on illiquid securities of 15% of net assets if there is no secondary market available for these obligations.

CORPORATE DEBT SECURITIES. The non-convertible corporate debt securities in which the Fund may invest include obligations of varying maturities (such as debentures, bonds and notes) over a cross-section of industries. The value of a debt security changes as interest rates fluctuate, with longer-term securities fluctuating more widely in response to changes in interest rates than those of shorter-term securities. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value. The corporate debt securities held by the Fund are generally of investment grade. For short-term purposes, the Fund may also invest in corporate obligations issued by domestic and foreign issuers which mature in one year or less and which are rated "Aa" or higher by Moody's, "AA" or higher by S&P, rated in the two highest rating categories by any other NRSRO, or which are unrated but determined by the Investment Adviser to be of minimal credit risk and comparable quality.

CONVERTIBLE SECURITIES AND WARRANTS. The Fund may invest in securities which may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the option of the holder during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). Convertible securities generally pay interest or dividends and provide for participation in the appreciation of the underlying common stock but at a lower level of risk because the yield is higher and the security is senior to common stock. Convertible securities may also include warrants which give the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price but which do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised, in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein. As a matter of operating policy, the Fund will not invest more than 5% of its net assets in warrants.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Like other debt securities, the market value of convertible securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations. Fluctuations in the value of the Fund's investments will be reflected in its and the Portfolio's net asset value per share. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible debt securities purchased by the Fund, which are acquired in whole or substantial part for their equity characteristics, are not subject to rating requirements.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES. The Fund may invest in certificates issued by the Government National Mortgage Association as a short-term investment. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates.

EQUITY SECURITIES OF SMALLER GROWTH COMPANIES. The Fund will invest primarily in companies with small market capitalizations (E.G., $100 million or less), including growth companies, cyclical companies and companies believed to be undergoing a basic change in operations or markets which could result in a significant improvement in earnings. Small companies and new companies often have limited product lines, markets or financial resources, and may be dependent upon one or few key persons for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects. The Portfolio's net asset values can be expected to experience above-average fluctuations, as above-average risk is assumed by the Fund in investing in such growth companies in seeking higher than average growth in capital.

DEPOSITORY RECEIPTS. The Fund may invest in American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuers of the underlying securities.

FOREIGN INVESTMENT CONSIDERATIONS. There are special risks associated with investments in securities of foreign companies and governments, which add to the usual risks inherent in domestic investments. Such special risks include fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in United States markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund. Moreover, securities of foreign issuers generally will not be registered with the Securities and Exchange Commission and such issuers generally will not be subject to the Commission's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the United States. The Fund will not invest in securities denominated in a foreign currency unless, at the time of investment, such currency is considered by the Investment Adviser to be fully exchangeable into United States dollars without significant legal restriction. See "Investment Objectives, Policies and Risks--Foreign Investments" in the Statement of Additional Information.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS INVESTMENTS. Investments in securities issued by the governments of emerging or developing countries, and of companies within those countries, involves greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations. Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in the Fund being forced to purchase securities at substantially higher prices than the current market, or to sell securities at much lower prices than the current market.

OVER-THE-COUNTER SECURITIES. Securities owned by the Fund may be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by the Fund of portfolio securities to meet redemptions by investors or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a lengthy period of time.

WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase. No interest accrues to the purchaser during the period before delivery. There is a risk in these transactions that the value of the securities at settlement may be more or less than the agreed upon price, or that the party with which the Fund enters into such a transaction may not perform its commitment. The Fund will normally enter into these transactions with the intention of actually receiving or delivering the securities. The Fund may sell the securities before the settlement date.

To the extent the Fund engages in any of these transactions it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund will segregate liquid assets such as cash, U.S. Government securities and other liquid high quality debt securities in an amount sufficient to meet their payment obligations with respect to these transactions. The Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such contracts.

SHORT SALES. The Investment Adviser believes that its growth equity management approach, in addition to identifying equity securities the earnings and prices of which it expects to grow at a rate above that of the S&P 500, also identifies securities the prices of which can be expected to decline. Therefore, the Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share, and that of the Portfolio, will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. The value of securities of any issuer in which the Fund maintains a short position which is "not against the box" may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of such class of the issuer.

If the Fund makes a short sale "against the box", the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

In the view of the Securities and Exchange Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash or U.S. Government securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or U.S. Government securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and U.S. Government securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. As a matter of policy, the Master Trust's Board of Trustees has determined that the Fund will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

The Fund's ability to enter into short sales transactions is limited by the requirements of the Internal Revenue Code with respect to the Portfolio's qualification as a regulated investment company. See "Dividends, Distributions and Taxes" in the Statement of Additional Information.

OPTIONS. The Fund may purchase listed covered "put" and "call" options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices, for hedging purposes, subject to the following restrictions: the aggregate premiums on call options purchased by the Fund may not exceed 5% of the market value of net assets of the Fund as of the date the call options are purchased, and the aggregate premiums on put options may not exceed 5% of the market value of the net assets of the Fund as of the date such options are purchased. In addition, the Fund will not purchase or sell options if, immediately thereafter, more than 25% of its net assets would be hedged. A "put" gives a holder the right, in return for the premium paid, to require the writer of the put to purchase from the holder a security at a specified price. A "call" gives a holder the right, in return for the premium paid, to require the writer of the call to sell a security to the holder at a specified price. An option on a securities index (such as a stock index) gives the holder the right, in return for the premium paid, to require the writer to pay cash equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiplier.

Put and call options are derivatives securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Additionally, the Fund may purchase options not traded on a securities exchange, which may bear a greater risk of nonperformance than options traded on a securities exchange. Options not traded on an exchange are considered dealer options and generally lack the liquidity of an exchange traded option. Accordingly, dealer options may be subject to the Fund's restriction on investment in illiquid securities, as described below. Dealer options may also involve the risk that the securities dealers participating in such transactions will fail to meet their obligations under the terms of the option.

The Fund may also write listed covered options on up to 25% of the value of its net assets. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options written by the Fund give the holder the right to sell the underlying security to the Fund. A call option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of securities currently held by the Fund. A put option is covered if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated amount with its Custodian. If an option written by the Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option written by the Fund may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a gain from a closing purchase transaction if the cost of the closing transaction is less than the premium received from writing the option; if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain; if it is less, the Fund will realize a loss. See "Investment Objectives, Policies and Risks--Options on Securities and Securities Indices" in the Statement of Additional Information.

FUTURES CONTRACTS. The Fund may purchase and sell stock index futures contracts as a hedge against changes in market conditions. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

Stock index futures contracts are derivatives instruments traded on United States commodities and futures exchanges, including the Chicago Mercantile Exchange, the New York Futures Exchange, the Kansas City Board of Trade, the Chicago Board of Trade and the International Monetary Market, as well as commodity and securities exchanges located outside the United States, including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

The Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund. As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Fund may not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets. In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's Custodian or with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged. See "Investment Objectives, Policies and Risks--Futures Contracts and Related Options" in the Statement of Additional Information.

SPECIAL OPTIONS AND FUTURES CONSIDERATIONS. Special risks are associated with the use of options and futures contracts as hedging techniques. There can be no guaranty of a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. A lack of correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the Fund's return might have been better had hedging not been attempted. In addition, a decision as to whether, when and how to use options or futures involves the exercise of skill and judgment which are different from those needed to select portfolio securities, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior. If the Investment Adviser is incorrect in its forecasts regarding market values or other relevant factors, the Fund may be in a worse position than if the Fund had not engaged in options or futures transactions. The potential loss incurred by the Fund in writing options on futures and engaging in futures transactions is unlimited. The Investment Adviser is experienced in the use of options and futures contracts as an investment technique.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out an option position or futures contract. Most futures exchanges and boards of trade limit the amount of fluctuation in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. See "Investment Objectives, Policies and Risks-- Options and Securities and Securities Indices" and "--Futures Contracts and Related Options" in the Statement of Additional Information.

The Fund's ability to enter into options and futures contracts is limited by the requirements of the Internal Revenue Code with respect to the Portfolio's qualification as a regulated investment company. See "Dividends, Distributions and Taxes" in the Statement of Additional Information.

REPURCHASE AGREEMENTS. The Fund may on occasion enter into repurchase agreements, in which the Fund purchases securities and the seller agrees to repurchase them from the Fund at a mutually agreed-upon time and price. The period of maturity is usually overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to 102% of the purchase price, including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily and, if the value of the instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited. The Fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected financial institutions and brokers and dealers which meet certain creditworthiness and other criteria.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable such as over-the-counter, or dealer traded, options, and repurchase agreements having a maturity of more than seven days. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Securities and Exchange Commission under the Securities Act of 1933, the Master Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale, based on factors such as the frequency of trades and quotes for the securities, the number of dealers and others wishing to purchase and sell the securities, and the nature of the security and the marketplace trades. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Fund to the extent that the qualified institutional buyers become uninterested in purchasing such securities.

SECURITIES LENDING. To increase its income, the Fund may lend its portfolio securities to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulatory requirements. The Master Trust's Board of Trustees has adopted an operating policy that limits the amount of loans made by the Fund to not more than 30% of the value of the total assets of the Fund. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or secured a letter of credit. Such loans involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, such securities lending will be made only when, in the Investment Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of the Fund or the borrower.

BORROWING. The Fund may borrow money from banks in amounts up to 20% of its total assets (calculated when the loan is made) only for temporary, extraordinary or emergency purposes or for the clearance of transactions. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. All borrowings by the Fund will be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law. Short sales "not against the box" are considered borrowings for purposes of the percentage limitations applicable to borrowings.

                         NICHOLAS-APPLEGATE MUTUAL FUNDS
                     MINI-CAP GROWTH INSTITUTIONAL PORTFOLIO
                                600 West Broadway
                          San Diego, California  92101
                                 (800) 551-8043

                       STATEMENT OF ADDITIONAL INFORMATION


                                January 19, 1996


       Nicholas-Applegate Mutual Funds (the "Trust") is a diversified, open-end management investment company currently offering a number of separate series (each a "Portfolio" and collectively the "Portfolios"). This Statement of Additional Information contains information regarding one of those Portfolios:
Nicholas-Applegate Mini-Cap Growth Institutional Portfolio (the "Mini-Cap Portfolio").

       This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Mini-Cap Portfolio's Prospectus and should be read in conjunction with such Prospectus. The Prospectus may be obtained without charge by calling or writing the Trust at the address and phone number given above.



                                TABLE OF CONTENTS

                                                                  Page
                                                                  ----

General Information. . . . . . . . . . . . . . . . . . . . . .     B-2
Investment Objectives and Policies . . . . . . . . . . . . . .     B-2
Investment Restrictions. . . . . . . . . . . . . . . . . . . .    B-20

Principal Holders of Securities. . . . . . . . . . . . . . . .    B-24

Trustees and Principal Officers. . . . . . . . . . . . . . . .    B-24
Investment Adviser . . . . . . . . . . . . . . . . . . . . . .    B-28
Administrator. . . . . . . . . . . . . . . . . . . . . . . . .    B-29
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . .    B-31
Portfolio Transactions and Brokerage . . . . . . . . . . . . .    B-31
Purchase and Redemption of Portfolio Shares. . . . . . . . . .    B-32
Shareholder Services . . . . . . . . . . . . . . . . . . . . .    B-33
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . .    B-34
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-36
Performance Information. . . . . . . . . . . . . . . . . . . .    B-42
Custodian, Transfer and Dividend Disbursing
  Agent, Independent Accountants and Legal Counsel . . . . . .    B-43
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . .    B-43
Appendix A - Description of Securities Ratings . . . . . . . .     A-1

                               GENERAL INFORMATION

       The Trust and the Master Trust were organized in December 1992 as business trusts under the laws of Delaware. The Trust offers shares of numerous Portfolios with differing sales load, shareholder service plan and distribution plan arrangements, including Series A Portfolios, Series B Portfolios, Series C Portfolios, Institutional Portfolios and Qualified Portfolios. This Statement of Additional Information contains information regarding one Portfolio, the Mini-Cap Growth Institutional Portfolio.

       The various Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of the Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company organized as a Delaware business trust. The Master Trust offers shares of ten series (each a "Fund" and collectively the "Funds") to the Trust and other investment companies and institutional investors, including the Nicholas-Applegate Mini-Cap Growth Fund (the "Mini-Cap Fund"), in which the Mini-Cap Portfolio invests.


                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

       The following discussion supplements the discussion of the Mini-Cap Portfolio's investment objective and policies as set forth in the Portfolio's Prospectus. As the Mini-Cap Portfolio seeks to achieve its investment objective by investing all of its assets in the Mini-Cap Fund, which has the same investment objective as the Portfolio, the following discussion describes the various investment policies and techniques employed by the Mini-Cap Fund. There can be no assurance that the investment objective of the Mini-Cap Fund or the Mini-Cap Portfolio can be achieved.

EQUITY SECURITIES OF SMALL GROWTH COMPANIES

       The Mini-Cap Fund invests in equity securities of domestic and foreign companies, the earnings and stock prices of which are expected by the Master Trust's Investment Adviser to grow at an above-average rate. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value.

CONVERTIBLE SECURITIES AND WARRANTS

       The Mini-Cap Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

       A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

OTHER CORPORATE DEBT SECURITIES

       The Mini-Cap Fund invests in non-convertible debt securities of foreign and domestic companies over a cross-section of industries. The debt securities in which the Fund may invest will be of varying maturities and may include corporate bonds, debentures, notes and other similar corporate debt instruments. The value of a longer-term debt security fluctuates more widely in response to changes in interest rates than do shorter-term debt securities.

RISKS OF INVESTING IN DEBT SECURITIES

       There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments. The ability of the Mini-Cap Fund to achieve its investment objective also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

SHORT-TERM INVESTMENTS

       The Mini-Cap Fund may invest in any of the following securities and instruments:

       BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS.
The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

       The Fund's holdings of instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

       Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

       As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

       In addition to purchasing certificates of deposit and bankers acceptances, to the extent permitted under its investment objective and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

       SAVINGS ASSOCIATION OBLIGATIONS. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

       COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

       Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Adviser to be of comparable quality. These rating symbols are described in Appendix A.

       Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

       MONEY MARKET FUNDS. The Fund may under certain circumstances invest a portion of its assets in money market funds. The Investment Company Act prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. The Investment Adviser will not impose an advisory fee on assets of the Fund invested in a money market mutual fund. However, an investment in a money market mutual fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such fund.

       GOVERNMENT OBLIGATIONS. The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

       Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

       VARIABLE AND FLOATING RATE INSTRUMENTS. The Fund may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Investment Adviser under guidelines established by the Master Trust's Board of Trustees to be of comparable quality at the time of the purchase and rated instruments eligible for purchase by the Fund. In making such determinations, the Investment Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulted on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

FOREIGN INVESTMENTS

       The Mini-Cap Fund may invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depository receipts.

       The United States government has from time to time imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest substantially all of its assets in United States securities. In such event, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Mini-Cap Portfolio's investment objective and policies, investment of all of the Portfolio's assets in another investment company with different investment objectives and policies than the Fund or hiring on investment adviser to manage the Portfolio's assets. However, the Portfolio would adopt any revised investment objective and fundamental policies only after approval by the shareholders holding a majority (as defined in the Investment Company Act) of the shares of the Portfolio.

       DEPOSITORY RECEIPTS. American Depository Receipts ("ADRs") may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in the United States dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign government taxes which would reduce the yield on such securities.

       RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

       POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

       CURRENCY FLUCTUATIONS. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

       MARKET CHARACTERISTICS. The Investment Adviser expects that most foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

       Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

       LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

       TAXES. The interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund.

       COSTS. The expense ratio of the Fund is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

       In considering whether to invest in the securities of a foreign company, the Investment Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries, and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's assessment of prevailing market, economic and other conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

       PURCHASING PUT AND CALL OPTIONS. The Mini-Cap Fund is authorized to purchase covered "put" and "call" options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

       If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

       If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

       Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Investment Adviser believes there is an active secondary market to facilitate closing transactions.

       WRITING CALL OPTIONS. The Mini-Cap Fund may write covered call options. A call option is "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

       Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

       The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

       STOCK INDEX OPTIONS. The Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in the Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

       The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index would be subject to the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

       Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

       RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

       A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the corresponding Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."

       In addition, when trading options on foreign exchanges, many of the projections afforded to participants in United States option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

       DEALER OPTIONS. The Mini-Cap Fund will engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

       Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

       The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on unmarketable securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FUTURES CONTRACTS AND RELATED OPTIONS

       The Mini-Cap Fund may invest in futures contracts and options on futures contracts as a hedge against changes in market conditions or interest rates.
The Fund will trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). The Fund will segregate liquid assets in a separate account with the Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

       STOCK INDEX FUTURES CONTRACTS. The Mini-Cap Fund may invest in futures contracts on stock indices. Currently, stock index futures contracts can be purchased or sold with respect to the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Foreign financial and stock index futures are traded on foreign exchanges including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

            No price is paid or received by the Fund upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund will be required to deposit in a segregated account with its Custodian an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

            The nature of initial margin in futures transactions is different from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position will be less valuable and the Fund will be required to make a variation margin payment to the broker.

       At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. Additional cash is paid by or released to the Fund, which realizes a loss or a gain.

       RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

       To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

       Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

       In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Adviser may still not result in a successful hedging transaction over a very short time frame.

       Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

       Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

       Successful use of futures by the Fund is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market.
 The Fund may have to sell securities at a time when it may be disadvantageous to do so.

       In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

       OPTIONS ON FUTURES CONTRACTS. The Mini-Cap Fund may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

       Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

       RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS. The Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

       Upon the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

       These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and may be changed by the Trustees of the Master Trust if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Fund.

       The extent to which the Fund may enter into futures and options transactions may be limited by the Internal Revenue Code requirements for qualification of the Mini-Cap Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."

REPURCHASE AGREEMENTS

       The Mini-Cap Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

       The Mini-Cap Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

       The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

       The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

       The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING

       The Mini-Cap Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 20% of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LENDING PORTFOLIO SECURITIES

       The Mini-Cap Fund may lend its portfolio securities in an amount not exceeding 30% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demand by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code.

SHORT SALES

       The Investment Adviser's growth equity management approach is aimed principally at identifying equity securities the earnings and prices of which it expects to grow at a rate above that of the S&P 500. However, the Investment Adviser believes that its approach also identifies securities the prices of which can be expected to decline. Therefore, the Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or has the right to acquire.

       In a short sale that is not "against the box," the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.

To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

       Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

       If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

       The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

       The extent to which the Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Mini-Cap Portfolio as a regulated investment company. See "Dividends, Distributions and Taxes."

ILLIQUID SECURITIES

       The Mini-Cap Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Investment Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Master Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

       Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Master Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

INVESTMENT TECHNIQUES AND PROCESSES

       The Investment Adviser's investment techniques and processes, which it has used in managing institutional portfolios for many years, are described generally in the Portfolios' prospectuses under "Investment Objectives and Policies -- Investment Techniques and Processes." In making decisions with respect to equity securities for the Fund, growth over time is the Investment Adviser's underlying goal. It's how the Investment Adviser built its reputation. Over the past ten years, the Investment Adviser has built a record as one of the finest performing investment managers in the United States. It has successfully delivered growth over time to many institutional investors, pension plans, foundations, endowments and high net worth individuals. The Investment Adviser's methods have proven their ability to achieve growth over time through a variety of investment vehicles.

       The Investment Adviser emphasizes growth over time through investment in securities of companies with earnings growth potential. The Investment Adviser's style is a "bottum-up" growth approach that focuses on the growth prospects of individual companies rather than on economic trends. It builds portfolios stock by stock. The Investment Adviser's decision-making is guided by three critical questions: Is there positive change? Is it sustainable? Is it timely? The Investment Adviser uses these three factors because it focuses on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities. The Investment Adviser is always looking for companies that are driving change and surpassing analysts' expectations. It seeks to identify companies poised for rapid growth. The Investment Adviser focuses on recognizing successful companies, regardless of their capitalizations or whether they are domestic or foreign.

       As indicated in the Mini-Cap Portfolio's Prospectus, the Investment Adviser's techniques and processes include relationships with an extensive network of brokerage research firms located throughout the world. These analysts are often located in the same geographic regions as the companies they follow, have followed those companies for a number of years, and have developed excellent sources of information about them. The Investment Adviser does not employ in-house analysts other than the personnel actually engaged in managing investments for the Master Trust and the Investment Adviser's other clients. However, information obtained from a brokerage research firm is confirmed with other research sources or the Investment Adviser's computer-assisted quantitative analysis (including "real time" pricing data) of a substantial universe of potential investments.

       As indicated in the Mini-Cap Portfolio's prospectus, the equity investments of the Fund are diversified, as with respect to at least 75% of the Fund's assets the Fund may not invest more than 5% of its total assets in the equity securities of any one issuer. The equity securities of each issuer that are included in the investment portfolio of the Fund are purchased by the Investment Adviser in approximately equal amounts, and the Investment Adviser attempts to stay fully invested within the applicable percentage limitations set forth in the prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Adviser sells the securities of one of the issuers currently included in the portfolio.


                             INVESTMENT RESTRICTIONS

       The Trust, on behalf of the Mini-Cap Portfolio, and the Master Trust, on behalf of the Mini-Cap Fund have adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio or Fund, respectively (as defined in the Investment Company Act). Whenever the Mini-Cap Portfolio is requested to vote on a change in the investment restrictions of the Fund, the Trust will hold a meeting of its shareholders and will cast its vote as instructed by the shareholders. If the investment restrictions of the Fund are changed, the Mini-Cap Portfolio may withdraw its investment in the Fund if the Trust's Board of Trustees determines that withdrawal is in the best interests of the Portfolio and its shareholders, but only upon shareholder approval. Upon such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Mini-Cap Portfolio's assets in another investment company with the same investment objective, policies and restrictions as the

Portfolio or hiring an investment adviser to manage the Portfolio's assets in accordance with the investment objectives, policies and restrictions of the Portfolio described in the Portfolio's Prospectus and in this Statement of Additional Information.

       All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

       Neither the Mini-Cap Fund nor the Mini-Cap Portfolio:

       1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of the Portfolio or the Fund's total assets may be invested without regard to this restriction and the Portfolio will be permitted to invest all or a portion of its assets in the Fund or another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio. This restriction also does not apply to investments by the Portfolio or the Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

       2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that the Portfolio will be permitted to invest all or a portion of its assets in the Fund or another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio.

       3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that the Portfolio will be permitted to invest all or a portion of its assets in the Fund or another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Portfolio. This restriction does not apply to investments by the Portfolio or the Fund in securities of the U.S. Government or its agencies and instrumentalities.

       4. May purchase or sell real estate. However, the Portfolio or the Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

       5. May make loans of money, except that the Portfolio or the Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. The Portfolio and the Fund each reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

       6. May borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, borrowings will only be made from banks and will be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If such asset coverage of 300% is not maintained, the Portfolio or Fund will take prompt action to reduce its borrowings as required by applicable law.

       7. May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Portfolio or Fund from engaging in options, futures and foreign currency transactions.

       8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

       9. May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.

       10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that the Portfolio or the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

       11. May invest in securities of other investment companies, except
(a) that the Portfolio may invest all or a portion of its assets in the Fund or another diversified, open-end management investment company with the same investment objective policies and restrictions as the Portfolio; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Portfolio or Fund.

       12. May issue senior securities, except that the Portfolio or the Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Portfolio or Fund from engaging in short sales, options, futures and foreign currency transactions.

       13. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that the Fund or the Portfolio may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

       14. May purchase or write options on securities, except for hedging purposes and then only if (i) aggregate premiums on call options purchased by the Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by the Fund do not exceed 5% of its net assets, (iii) not more than 25% of the Fund's net assets would be hedged, and (iv) not more than 25% of the Fund's net assets are used as cover for options written by the Fund.

OPERATING RESTRICTIONS

       As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust and the Master Trust, neither the Mini-Cap Portfolio nor the Mini-Cap Fund:

       1. May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although the Portfolio or the Fund may invest in the securities of companies which invest in or sponsor such programs.

       2. May purchase any security if as a result the Portfolio or Fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) having a record of less than three years of continuous operation, except (a) that the Portfolio may invest all or a portion of its assets in the Fund or another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Portfolio in compliance with the Investment Company Act or
(b) as part of a merger, consolidation, acquisition or reorganization involving the Portfolio or Fund.

       3. May purchase securities of any issuer if any officer or trustee of the Portfolio or Fund, or of the Administrator, the Distributor, the Investment Adviser, or the Sub-Adviser owning more than 1/2 of 1% of the outstanding securities of such issuer, own in the aggregate more than 5% of the outstanding securities of such issuer.

       4. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

       5. May invest in warrants, valued at the lower of cost or market, in excess of 5% of the market value of the Portfolio's or Fund's net assets, or in excess of 2% of the market value of the Portfolio's or Fund's net assets if such warrants are not listed on the New York Stock Exchange or the American Stock Exchange, as of the date of investment.

BLUE SKY RESTRICTIONS

       In order to permit the sale of shares of a Portfolio in certain states, the Boards of Trustees of the Trust and the Master Trust may, in their sole discretion, adopt additional restrictions on investment policies more restrictive than those described above. Should either of such Boards determine that any such restrictive policy is no longer in the best interests of such respective Trust or its investors, the Trust may cease offering shares of a Portfolio in the state involved and the Boards of Trustees may revoke such restrictive policy. Moreover, if the states involved no longer require any such restrictive policy, the Boards of Trustees may, at their sole discretion, revoke such policy.

       The Master Trust has agreed in connection with certain undertakings given by the Trust to the State of South Dakota, that (i) the Fund will not invest more than 10% of its total assets in interests in real estate investments trusts, (ii) the Fund will not invest more than 15% of its total assets in equity securities of issuers which are not readily marketable, in securities of issuers which the Portfolio or Fund is restricted from selling without registration under the Securities Act (other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined by the Master Trust's
Board of Trustees to be liquid based upon the trading markets for the securities), and securities of unseasoned issuers referred to in restriction
2 above (these restrictions will not affect the ability of the Portfolio to invest in securities of the corresponding Fund or other diversified, open-end management investment companies with the same investment objectives, policies and restrictions as the Portfolio), and (iii) the Master Trust will provide adequate notice to the Trust of changes in certain of the Fund's non-fundamental investment restrictions to enable the Trust to provide at least 30 days advance notice of such changes to its shareholders.

       The Master Trust has agreed, in connection with certain undertakings given by the Trust to the State of Ohio, that the Fund will not invest more than 50% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years' continuous operation or securities of issuers which are restricted as to disposition (including without limitation securities issued pursuant to Rule 144A under the Securities Act of
1933).


                         PRINCIPAL HOLDERS OF SECURITIES



       As of November 30, 1995, the following persons held of record more than 5% of the outstanding shares of the Mini-Cap Growth Institutional Portfolio:
U.S. National Bank of Oregon, FBD Ford Family Foundation, P.O. Box 3168, Portland, Oregon 97208 (55.5%); Arthur E. Nicholas and Sherryl A. Nicholas JTTEN, P.O. Box 2169, Del Mar, California 92014 (23.6%); Firstcinco FBO 15-3701, P.O. Box 1118, Cincinnati, Ohio 45201 (8.9%).


                         TRUSTEES AND PRINCIPAL OFFICERS

TRUST

       The names and addresses of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.


       ARTHUR E. NICHOLAS, TRUSTEE AND CHAIRMAN OF THE BOARD OF TRUSTEES.*/ Managing Partner and Chief Investment Officer, Nicholas-Applegate Capital Management, since 1984. Trustee and Chairman of the Board of Trustees of Nicholas-Applegate Investment Trust since June 1993. Director and Chairman of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered open-end investment company, since 1987.

       FRED C. APPLEGATE, TRUSTEE. 885 La Jolla Corona Court, La Jolla, California. President, Hightower Management Co., a financial management firm (since January 1992);

formerly President, Nicholas-Applegate Capital Management (from August 1984 to December 1991). Mr. Applegate's interests in Nicholas-Applegate Capital Management, Inc., the general partner of the Investment Adviser, were acquired by Mr. Nicholas in 1991 and 1992.


       ARTHUR B. LAFFER, TRUSTEE. 5405 Morehouse Drive, Suite 340, San Diego, California. Chairman, A.B. Laffer, V.A. Canto & Associates, an economic consulting firm (since 1979); Chairman, Laffer Advisors Incorporated, economic consultants (since 1981); Trustee, Nicholas-Applegate Growth Equity Fund; Director, U.S. Filter Corporation (since March 1991) and MasTec Inc., construction (since 1994); Chairman, Calpurt Asset Management, Inc. (since
1992); formerly Distinguished University Professor and Director, Pepperdine University (from September 1985 to May 1988). A.B. Laffer, V.A. Canto & Associates received $165,000 in 1994 and $0 in 1995 from the Investment Adviser as compensation for consulting services provided from time to time to the Investment Adviser.


       CHARLES E. YOUNG, TRUSTEE. UCLA, 2147 Murphy Hall, Los Angeles, California. Chancellor, UCLA (since 1968); Trustee, Nicholas-Applegate Growth Equity Fund; Director, Intel Corp. (since 1974), Academy of Television Arts and Sciences Foundation (since October 1988), Los Angeles World Affairs Council (since 1977) and Town Hall of California (since 1982).


       JOHN D. WYLIE, PRESIDENT. Partner (since January 1994), Chief Investment Officer - Retail (since December 1995), and Portfolio Manager (since January 1990), Nicholas-Applegate Capital Management. Mr. Wylie is also the President of the Master Trust.



       THOMAS PINDELSKI, CHIEF FINANCIAL OFFICER. Partner (since January 1996) and Chief Financial Officer (since January 1993), Nicholas-Applegate Capital Management, and Chief Financial Officer, Nicholas-Applegate Securities (since January 1993); formerly Chief Financial Officer, Aurora Capital Partners/WSGP Partners L.P., an investment partnership (from November 1988 to January 1993), and Vice President and Controller, Security Pacific Merchant Banking Group (from November 1986 to November 1988). Mr. Pindelski is also the Chief Financial Officer of the Master Trust.



       PETER J. JOHNSON, VICE PRESIDENT. Partner and Director, Client Service/Marketing, Nicholas-Applegate Capital Management (since January 1992); formerly, Marketing Director, Pacific Financial Asset Management Company, an investment management firm (from July 1989 to December 1991), and Senior Marketing Representative, Fidelity Investments Institutional Services (from August 1987 to July 1989). Mr. Johnson is also the Vice President of the Master Trust.


       ASHLEY T. RABUN, VICE-PRESIDENT. Partner and Director - Investor Services Group, Nicholas-Applegate Capital Management (since May 1992) and Senior Vice President, Nicholas-Applegate Securities (since December 1992); formerly Vice President - Marketing, Interinvest Corporation, an asset management firm (from December 1990 to May 1992), and Vice President, Dean Witter (from 1984 to 1990). Ms. Rabun is also the Vice-President of the Master Trust.

       E. BLAKE MOORE, JR., SECRETARY. General Counsel and Secretary, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since
1993); formerly Attorney, Luce, Forward, Hamilton and Scripps (from 1989 to
1993).  Mr. Moore is also Secretary of the Master Trust.


       Each Trustee of the Trust who is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $10,000 for services rendered as a Trustee of the Trust, and $1,000 for each meeting attended. Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.



       The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 1995, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the Trust complex (as defined in Schedule 14A under the Securities Exchange Act of 1934):




                                                                             Total
                                     Pension or             Estimated        Compensation
                     Aggregate       Retirement Benefits    Annual           from Trust and
                     Compensation    Accrued as Part of     Benefits Upon    Trust Complex
Name                 from Trust      Trust Expenses         Retirement       Paid to Trustee
---------------------------------------------------------------------------------------------
Fred C. Applegate    $16,000         None                   N/A              $30,000 (26*)
Arthur B. Laffer     $17,000         None                   N/A              $34,000 (26*)
Charles E. Young     $16,000         None                   N/A              $32,000 (26*)




*  Indicates total number of funds in Trust complex, including the Portfolio.


MASTER TRUST

       The names and addresses of the Trustees and principal officers of the Master Trust, including their positions and principal occupations during the past five years, are shown below. The positions and principal occupations of the officers during the past five years, are set forth above. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.

       ARTHUR E. NICHOLAS, TRUSTEE AND CHAIRMAN OF THE BOARD OF TRUSTEES.*/

       DANN V. ANGELOFF, TRUSTEE. 727 West Seventh Street, Los Angeles, California. President, The Angeloff Company, corporate financial advisers (since 1976); Trustee, Nicholas-Applegate Fund, Inc. (since 1987); University Counselor to the President, University of Southern California (since 1987); Director, Storage Equities, Inc., a real estate investment trust (since 1980), Storage Properties, a real estate investment trust (since 1989), Datametrics Corporation, a provider of computer peripherals and communications products (since 1993) and SEDA Specialty Packaging, Inc. (since 1993).

       WALTER E. AUCH, TRUSTEE. 6001 North 62nd Place, Paradise Valley, Arizona. Director, Geotech Communications, Inc., a mobile radio communications company (since 1987); Fort Dearborn Fund (since 1987), Brinson Funds (since
1994); and Smith Barney Trak Fund (since 1992), registered investment companies; Pimco, L.P., an investment manager (since 1994); and Banyan Realty Fund (since
1987), Banyan Strategic Land Fund (since 1984), Banyan Strategic Land Fund II (since 1988), and Banyan Mortgage Fund (since 1988), real estate investment trusts. Formerly Chairman and Chief Executive Officer, Chicago Board Options Exchange (1979 to 1986) and Senior Executive Vice President, Director and Member of the Executive Committee, PaineWebber, Inc. (until 1979).


       THEODORE J. COBURN, TRUSTEE.  17 Cotswold Road, Brookline,
Massachusetts.  Partner, Brown Coburn & Co., an investment banking firm (since
1991) and student, Harvard Graduate School of Education (since September 1991); Director, Nicholas-Applegate Fund, Inc. (since 1987); Emerging Germany Fund (since 1991); Premier Radio Networks (since 1991); Sage Analytics International (since 1991); Tonights Feature Ltd. (since 1995). Formerly Managing Director of Global Equity Transactions Group and member of Board of Directors, Prudential Securities (from 1986 to June 1991).


       DARLENE DEREMER, TRUSTEE*/. 155 South Street, Wrentham, Massachusetts. President and Founder, DeRemer Associates, a marketing consultant for the financial services industry (since 1987); formerly Vice President and Director, Asset Management Division, State Street Bank and Trust Company (from 1982 to
1987), and Vice President, T. Rowe Price & Associates (1979 to 1982); Director, Nicholas-Applegate Strategic Opportunities Ltd. and Nicholas-Applegate Securities International; Director, Jurika & Voyles Fund Group (since 1994) and King's Wood Montessori School (since 1995); Member of Advisory Board, Financial Women's Association (since 1995). DeRemer Associates received $54,247 in 1994 and $100,736 in 1995 from the Investment Adviser as compensation for consulting services provided in connection with its institutional business.


       GEORGE F. KEANE, TRUSTEE. 450 Post Road East, Westport, Connecticut. President Emeritus and Senior Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions (since
1993), after serving as its President (from 1971 to 1992); Member of Investment Advisory Committee, New York State Common Retirement Fund (since 1982); Director and Chairman of the Investment Committee, United Negro College Fund (since
1987); Director, United Educators Risk Retention Group (since 1989); Director, RCB Trust Company (since 1991); Director, School, College and University Underwriters Ltd. (since 1986); Director, National Association of College and University Business Officers (since 1993); Trustee, Fairfield University (since
1993); Director, The Bramwell Funds, Inc. (since 1994); Chairman of the Board, Trigen Energy Corporation (since 1994). Director, Universal Stainless & Alloy Products, Inc. (since 1994); formerly President, Endowment Advisers, Inc. (from August 1987 to December 1992).


       JOHN D. WYLIE, PRESIDENT.


       THOMAS PINDELSKI, CHIEF FINANCIAL OFFICER.

       PETER J. JOHNSON, VICE PRESIDENT.

       ASHLEY RABUN, VICE PRESIDENT.


       E. BLAKE MOORE, JR., SECRETARY.


       Each Trustee of the Master Trust who is not an officer or affiliate of the Master Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $10,000 for services rendered as a Trustee of the Master Trust, and $1,000 for each meeting attended. Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.



       The following table sets forth the aggregate compensation paid by the Master Trust for the fiscal year ended March 31, 1995, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Master Trust's board and that of all other funds in the Master Trust complex (as defined in Schedule 14A under the Securities Exchange Act of 1934):






                                     Pension or                              Total
                                     Retirement                              Compensation
                     Aggregate       Benefits Accrued       Estimated        from Master
                     Compensation    as Part of             Annual Benefits  Trust and Master
                     from Master     Master Trust           Upon             Trust Complex
Name                 Trust           Expenses               Retirement       Paid to Trustee
---------------------------------------------------------------------------------------------
Dann V. Angeloff     $17,000         None                   N/A              $34,000 (10*)
Walter E. Auch       $11,500         None                   N/A              $11,500 (9*)
Theodore J. Coburn   $16,000         None                   N/A              $30,000 (10*)
George K. Keane      $16,000         None                   N/A              $16,000 (9*)




* Indicates total number of funds in Master Trust complex, including the Master Trust Portfolio.



                               INVESTMENT ADVISER

       The Trust has not engaged the services of an investment adviser because its Portfolios invest all of their assets in corresponding Funds. The Investment Adviser to the Master Trust is Nicholas-Applegate Capital Management, a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

       The Investment Adviser was organized in August 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership of which the general partner is Nicholas-Applegate Capital Management Holdings, Inc. (a California corporation owned by Mr. Nicholas).

       The Investment Adviser currently has thirteen partners (including
Mr. Nicholas) who manage a staff of approximately 300 employees, including 26 portfolio managers.

       Under the Investment Advisory Agreement between the Master Trust and the Investment Adviser with respect to the Mini-Cap Fund, the Master Trust retains the Investment Adviser to manage the Mini-Cap Fund's investment portfolio, subject to the direction of the Master Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Fund and in what amounts.

       The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error of judgment or for any loss suffered by the Mini-Cap Fund or the Master Trust in connection with the matters to which the Investment Advisory Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Master Trust has agreed to indemnify the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as an investment adviser of the Master Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Master Trust or its investors by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

       The Investment Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act). The Investment Advisory Agreement may be terminated with respect to the Mini-Cap Fund by the Master Trust (by the Board of Trustees of the Master Trust or vote of a majority of the outstanding voting securities of the Mini-Cap Fund, as defined in the Investment Company Act) or the Investment Adviser upon not more than 60 days' written notice, without payment of any penalty. The Investment Advisory Agreement provides that it will continue in effect with respect to the Mini-Cap Fund only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

EXPENSE LIMITATION

       Under the Investment Advisory Agreement, the Investment Adviser has agreed to reduce its fees, and to absorb other expenses of the Mini-Cap Portfolio (including administrative fees and distribution expenses for the Portfolio, and the Portfolio's allocable share of the operating expenses of the Fund, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, organizational expenses and other capitalized expenditures and extraordinary expenses), to ensure that the operating expenses for the Portfolio do not exceed 1.56% of the average net assets of the Portfolio through March 31, 1996.

                                  ADMINISTRATOR

       The Administrator of the Trust is Investment Company Administration Corporation, 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018.

       Pursuant to an Administration Agreement with the Trust, the Administrator is responsible for performing all administrative services required for the daily business operations of the Trust, subject to the supervision of the Board of Trustees of the Trust.

The Administrator has no supervisory responsibility over the investment operations of the Portfolios. The management or administrative services of the Administrator for the Trust are not exclusive under the terms of the Administration Agreement and the Administrator is free to, and does, render management and administrative services to others. Investment Company Administration Corporation also serves as the Administrator for the Master Trust.

       For its services, the Administrator receives under the Administration Agreement $35,000 for each grouping of five similar portfolios (e.g., Core Growth Portfolio A, Portfolio B, Portfolio C, Institutional and Qualified Portfolios), $25,000 for each grouping of three similar portfolios, $20,000 for each grouping of two similar portfolios and $5,000 for one portfolio. As a result, the Administrator currently receives aggregate compensation at the rate of $230,000 per year for all of the series of the Trust. Such fees will be allocated among the series in each grouping based on relative net asset values. For its services to the Master Trust, the Administrator receives, pursuant to an Administration Agreement, a monthly fee at the following annual rates: 0.05% on the first $100 million of aggregate net assets of the Funds, 0.04% on the next $150 million, 0.03% on the next $300 million, 0.02% on the next $300 million, and 0.01% on the portion of the aggregate net assets of the Funds in excess of $850 million. The Administrator will receive a minimum of $150,000 per year allocated among the Funds based on average net assets.

       In connection with its management of the corporate affairs of the Trust, the Administrator pays the salaries and expenses of all its personnel and pays all expenses incurred in connection with managing the ordinary course of the business of the Trust, other than expenses assumed by the Trust as described below.

       Under the terms of the Administration Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees and expenses incurred by the Trust in connection with the management of the investment and reinvestment of their assets, (b) the fees and expenses of Trustees and officers of the Trust who are not affiliated with the Administrator, the Investment Adviser or the Sub-Adviser, (c) out-of-pocket travel expenses for the officers and Trustees of the Trust and other expenses of Board of Trustees' meetings, (d) the fees and certain expenses of the Custodian,
(e) the fees and expenses of the Transfer and Dividend Disbursing Agent that relate to the maintenance of each shareholder account, (f) the charges and expenses of the Trust's legal counsel and independent accountants, (g) brokerage commissions and any issue or transfer taxes chargeable to Trustees and officers of the Trust in connection with securities transactions, (h) all taxes and corporate fees payable by the Trust to federal, state and other governmental agencies, (i) the fees of any trade association of which the Trust may be members, (j) the cost of maintaining the Trust's existence, taxes and interest,
(k) the cost of fidelity and liability insurance, (l) the fees and expenses involved in registering and maintaining the registration of the Trust and of its shares with the Commission and registering the Trust as a broker or dealer and qualifying their shares under state securities laws, including the preparation and printing of the Trust's registration statement, prospectuses and statements of additional information, (m) allocable communication expenses with respect to investor services and all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders, (n) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Trust, and (o) expenses assumed by the Trust pursuant to any plan of distribution adopted in conformity with Rule 12b-1 under the Investment Company Act.

       The Administration Agreement provides that the Administrator will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from the Administrator's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties. The Administration Agreement will terminate automatically if assigned, and may be terminated without penalty by either the Administrator or the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company Act), upon 60 days' written notice. The Administration Agreement will continue in effect only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.


                                   DISTRIBUTOR

       Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, California 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Portfolios. The Distributor is a California limited partnership organized in 1992 to distribute shares of the Trust. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., the general partner of the Investment Adviser.

       Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of shares of the Portfolios, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

       Subject to policies established by the Master Trust's Board of Trustees, the Investment Adviser is primarily responsible for the execution of the Mini-Cap Fund's portfolio transactions and the allocation of the brokerage business. In executing such transactions, the Investment Adviser will seek to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Fund invest may be traded in the over-the-counter markets, and the Fund deals directly with the dealers who make markets in such securities except in those circumstances where better prices and execution are available elsewhere. Commission rates are established pursuant to negotiation with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees of the Master Trust.

       The Mini-Cap Fund has no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Portfolios or provide supplemental research, market and statistical information and other research services and products to the

Investment Adviser may receive orders for transactions by the Fund. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect to investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser are not necessarily reduced as a result of the receipt of such supplemental information, services and products. Such information, services and products may be useful to the Investment Adviser in providing services to clients other than the Master Trust, and not all such information, services and products are used by the Investment Adviser in connection with the Fund. Similarly, such information, services and products provided to the Investment Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Investment Adviser in providing services to the Fund. The Investment Adviser is authorized to pay higher commission on brokerage transactions for the Fund to brokers in order to secure the information, services and products described above, subject to review by the Master Trust's Board of Trustees from time to time as to the extent and continuation of this practice.

       Although investment decisions for the Master Trust are made independently from those of the other accounts managed by the Investment Adviser, investments of the kind made by the Mini-Cap Fund may often also be made by such other accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and one or more other accounts managed by the Investment Adviser, available investments are allocated in the discretion of the Investment Adviser by such means as, in its judgment, result in fair treatment. The Investment Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Fund and its other managed accounts, and the price paid to or received by the Fund and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Fund or the size of the position purchased or sold by the Fund.

       In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.


                   PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

       Shares of the Mini-Cap Portfolio may be purchased and redeemed at their net asset value without any initial or deferred sales charge. The price paid for shares of the Portfolio is based on the net asset value per share, which is calculated once daily at the close of trading (currently 4:00 P.M. New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by the Transfer Agent or dealers prior to the time of determi-nation of net asset value and, in the case of orders placed with dealers, accepted by the Transfer Agent prior to the close of its business. The dealer is responsible for promptly transmitting purchase orders to the Transfer Agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Portfolio's shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the affected Portfolios.


                              SHAREHOLDER SERVICES

SHAREHOLDER INVESTMENT ACCOUNT

       Upon the initial purchase of shares of the Mini-Cap Portfolio, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. No certificates will be issued for shares of the Portfolio.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

       For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Mini-Cap Portfolio at net asset value. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer.

AUTOMATIC INVESTMENT PLAN

       Under the Automatic Investment Plan, an investor may arrange to have a fixed amount automatically invested in shares of the Mini-Cap Portfolio on a monthly or quarterly basis on any day of the month or quarter by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Portfolio. The investor's bank must be a member of the Automatic Clearing House System. Participation in the Plan will begin within 30 days after receipt of the account application. If the investor's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the investor's Plan may be terminated and the related investment reversed. The investor may change the amount of the investment or discontinue the Plan at any time by writing to the Transfer Agent. Further information about this program and an application form can be obtained from the Transfer Agent or the Distributor.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

       A shareholder in the Mini-Cap Portfolio may elect to cross-reinvest dividends or dividends and capital gain distributions paid by the Portfolio into any other Institutional Portfolio (the "receiving Portfolio") subject to the following conditions: (i) as long as the value of the account in the receiving Portfolio is below that receiving Portfolio's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Portfolio must be automatically reinvested in the receiving Portfolio, there is no cross-reinvestment, and (ii) if this privilege is discontinued with respect to a particular receiving Portfolio, the value of the account in that receiving Portfolio must equal or exceed the receiving Portfolio's minimum initial investment requirement or the receiving Portfolio will have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder.
 These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

       The Transfer Agent arranges for the redemption by the Mini-Cap Portfolio of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REDEMPTION IN KIND

       The Trust intends to pay in cash for all shares of the Mini-Cap Portfolio redeemed, but when the Master Trust makes payment to the Portfolio in readily marketable investment securities, the Trust reserves the right to make payment wholly or partly in shares of such securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder or record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

INSTITUTIONAL PORTFOLIOS

       The services offered by the Trust to shareholders of the Institutional Portfolios can vary, depending on the needs of the qualified retirement plan or other institutional investor, and should be arranged by contacting the Trust, the Distributor, the Administrator or the Transfer Agent.


                                 NET ASSET VALUE

       The net asset value of a share of the Mini-Cap Portfolio is calculated by dividing (i) the value of the securities held by the Portfolio (I.E., the value of its investments in the Mini-Cap Fund), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of shares of the Portfolio outstanding. The net asset value of an interest in the Mini-Cap Fund is calculated in the same manner. The value of the investments and assets of the Portfolio or the Fund is determined each business day. Net asset value per share of the Mini-Cap Portfolio is calculated as of the close of business of the New York stock Exchange (normally 4:00 p.m. New York time) on every day the Exchange is open for trading.

       Investment securities, including ADRs, that are traded on a domestic or foreign stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment
Adviser best to reflect fair value. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.

       In the event that the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the Boards of Trustees of the Trust and the Master Trust will reconsider the time at which net asset value is computed. In addition, the asset value of the Mini-Cap Portfolio or the Mini-Cap Fund may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.

       Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Investment Adviser deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used, as discussed below. Debt securities with maturities of 60 days or less are valued at amortized cost if their term to maturity from date of purchase is less than 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by the Mini-Cap Portfolio or the Mini-Cap Fund is more than 60 days, unless this is determined by the Board of Trustees of the Master Trust not to represent fair value. Repurchase agreements are valued at cost plus accrued interest.

       U.S. Government securities are traded in the over-the-counter market and are valued at the mean between the last available bid and asked prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

       Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and asked prices, as the case may be, as of 4:00 p.m. New York time.

       Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Master Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. noon New York time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

       Securities and assets for which market quotations are not readily available, or for which the Master Trust's Board of Trustees or persons designated by the Board determine that the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Master Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

       The Master Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Master Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Fund to do so.


                                      TAXES

MASTER TRUST'S TAX STATUS

       The Mini-Cap Fund will be treated as a partnership rather than as a regulated investment company or a corporation under the Internal Revenue Code (the "Code"). As a partnership under the Code, any interest, dividends and gains or losses of the Master Trust attributable to the Fund will be deemed to have been "passed through" to the Trust and other investors in such Fund, regardless of whether the interest, dividends or gains have been distributed by the Fund or such losses have been realized and recognized by the Trust and other investors. Therefore, to the extent the Fund were to accrue but not distribute any interest, dividends or gains, the Trust and other investors in the Fund would be deemed to have realized and recognized their proportionate shares of interest, dividends, gains or losses realized and recognized by the Fund without receipt of any corresponding distribution. However, the Master Trust will seek to minimize recognition by investors in the Fund of interest, dividends, gains or losses allocable to the Fund without a corresponding distribution.

REGULATED INVESTMENT COMPANY

       The Trust has elected to qualify the Mini-Cap Portfolio as a regulated investment company under Subchapter M of the Code, and intends that the Portfolio will remain so qualified.

       As a regulated investment company, the Mini-Cap Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government or foreign government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and (d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short term capital gains in excess of net long term capital losses each taxable year).

       The Mini-Cap Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, the Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Portfolio intends to make timely distributions of its income in compliance with these requirements and anticipate that it will not be subject to the excise tax.

       Dividends paid by the Mini-Cap Portfolio from ordinary income, and distributions of the Portfolio's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Portfolio is derived from dividends on common or preferred stock of domestic corporations. Dividend income earned by the Portfolio will be eligible for the dividends received deduction only if the Portfolio and Mini-Cap Fund have satisfied a 46-day holding period requirement with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held its shares in the Portfolio for not less than 46 days (91 days in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of its taxable year, the Portfolio will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

       Under the Code, any distributions designated as being made from net capital gains are taxable to the Mini-Cap Portfolio's shareholders as long-term capital gains, regardless of the holding period of such shareholders. Such distributions of net capital gains will be designated by the Portfolio as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 28% for individual shareholders and 35% for corporate shareholders. Dividends and distributions are taxable as such whether received in cash or reinvested in additional shares of the Portfolio.

       Any loss realized on a sale, redemption or exchange of shares of the Mini-Cap Portfolio by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

       A shareholder who acquires shares of the Mini-Cap Portfolio and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Portfolio if the shareholder acquires shares in the Portfolio pursuant to a reinvestment right that reduces the sales charges in the subsequent acquisition of shares.

SPECIAL TAX CONSIDERATIONS

       U.S. GOVERNMENT OBLIGATIONS. Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided that certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. The Trust will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Mini-Cap Portfolio is considered tax exempt in their particular states.

       SECTION 1256 CONTRACTS. Many of the options, futures contracts and forward contracts used by the Mini-Cap Fund are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

       STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Mini-Cap Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Mini-Cap Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio which is taxed as ordinary income when distributed to shareholders.

       The Mini-Cap Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

       Because applications of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

       The 30% limit on gains from the disposition of certain options, futures, and forward contracts held less than three months and the qualifying income and diversification requirements applicable to the Mini-Cap Portfolio's and the Mini-Cap Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

       SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Mini-Cap Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Mini-Cap Portfolio's investment company taxable income to be distributed to the shareholders as ordinary income.

       FOREIGN TAX. Income received by the Mini-Cap Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Mini-Cap Portfolio's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Mini-Cap Portfolio's taxable year whether the foreign taxes paid by the Mini-Cap Fund will be "pass-through" for that year.

       Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Mini-Cap Fund's income will flow through to shareholders of the Portfolio. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

       ORIGINAL ISSUE DISCOUNT. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Mini-Cap Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includible in income with respect to certain high-yield corporation debt securities may be treated as a dividend for Federal income tax purposes.

       Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Mini-Cap Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.

       Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Mini-Cap Fund may be treated as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.
The Fund may make one or more of the elections applicable to the debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

       The Mini-Cap Portfolio generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Mini-Cap Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

       CONTRIBUTION LIMITS. Payments made to the Trust, by the employer sponsoring a qualified profit-sharing plan (the "plan") which invests in the Mini-Cap Portfolio, of such plan's pro rata share of the fees charged by the Investment Adviser for management of the assets of the Portfolio invested in the Mini-Cap Fund, may be treated as an employer "contribution" to the plan under Sections 404 and 415 of the Code. Contributions to a qualified retirement plan are subject to limitations under Sections 404 and 415 of the Code. Generally,
Section 404(a)(3) of the Code limits an employer's contribution to the plan to an amount not exceeding 15% of the compensation paid to all plan participants during the year, and Section 415 of the Code limits the total contributions made by both the employer and the participants. Contributions in excess of these limits may not be deducted by the employer and may result in an excise tax on the employer equal to 10% of the non-deductible contributions. In addition, the plan may become disqualified. Shareholders should consult with their own tax and retirement plan advisers regarding this issue.

OTHER TAX INFORMATION

       The Mini-Cap Portfolio may be required to withhold for U.S. federal income taxes 31% of all taxable distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

       The Trust may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Trust and of shareholders of the Mini-Cap Portfolio with respect to distributions by the Portfolio may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

                             PERFORMANCE INFORMATION

       The Trust may from time to time advertise the total return for the Mini-Cap Portfolio. Any performance information should be considered in light of the Portfolio's and the Mini-Cap Fund's investment objectives and policies, characteristics and quality of the its portfolio, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

TOTAL RETURN

       The total return for the Portfolio is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investments are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Portfolio over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Total return does not take into account any federal or state income taxes.

       Total return is computed according to the following formula:

               P(1 + T)n = ERV

Where: P =     a hypothetical initial payment of $1,000.
       T =     average annual total return.
       n =     number of years.
      ERV =    ending redeemable value at the end of the period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.


COMPARISON TO INDICES AND RANKINGS

       Performance information for the Mini-Cap Portfolio may also be compared to various unmanaged indices, such as the Standard & Poor's 500 Stock Price Index, the Dow Jones Industrial Average, and indices prepared by Lipper Analytical Services. Unmanaged indices (I.E., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses.

       Performance rankings are prepared by a number of mutual fund ranking entities that are independent of the Trust and its affiliates. These entities categorize and rank funds by various criteria, including fund type, performance over a given period of years, total return, standardized yield, variations in sales charges and risk/reward considerations.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                    INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

       PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as Custodian for the portfolio securities and cash of the Portfolio and Fund and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Trust and Master Trust. PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware, an affiliate of the Custodian, provides additional accounting services to the Portfolio and Fund.

       State Street Bank and Trust Company, 2 Heritage Drive, 5th Floor, North Quincy, Massachusetts, 02171, serves as the Transfer and Dividend Disbursing Agent for the Portfolio and Fund. The Transfer Agent provides customary transfer agency services to the Trust and Master Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

       The following act as sub-transfer agents for the Portfolio: Financial Data Services, Inc., 4800 Deer Lake Drive, 2nd Floor, Jacksonville, Florida 32246; and William M. Mercer Plan Participant Services, Inc. 1417 Lake Cook Road, Deerfield, Illinois 60015.


       Ernst & Young, L.L.P., 515 S. Flower Street, Los Angeles, California 90071, serves as the independent accountants for the Trust and Master Trust, and in that capacity examines the annual financial statements of the Trust and Master Trust.


       Paul, Hastings, Janofsky & Walker, 555 South Flower Street, 23rd Floor, Los Angeles, California 90071, is legal counsel for the Trust and Master Trust. It also acts as counsel for the Investment Adviser and Distributor.


                                  MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST


       The Trust is currently comprised of 44 series of shares -- eight A Portfolios, eight B Portfolios, eight C Portfolios, eleven institutional Portfolios, one Money Market Portfolio and eight Qualified Portfolios.


       VOTING RIGHTS. On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected Portfolio(s) unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in the Mini-Cap Portfolio's fundamental investment policies would be voted upon only by shareholders of that Portfolio, as would the approval of any advisory or distribution contract for the Portfolio. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

       Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by the shareholders of the Trust voting without regard to Portfolio.

       As used in the Mini-Cap Portfolio's Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of the Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

       Whenever a Portfolio or the Trust is requested to vote on a matter with respect to the Master Trust, the Trust will hold a meeting of its shareholders and will cast its votes as instructed by such shareholders and, in the case of a matter affecting only a specific Fund, as instructed by the shareholders of the corresponding Portfolio(s).

       The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

       Each share of a Portfolio represents an equal proportional interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets attributable to such Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

       Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

       DECLARATIONS OF TRUST. In accordance with Delaware law and in connection with the tax treatment sought by the Master Trust, the Master Trust's Declaration of Trust provides that its investors will be personally and jointly and severally responsible (with rights of contribution INTER SE in proportion to their respective ownership interests in the Master Trust) for the Master Trust's liabilities and obligations in the event that the Master Trust fails to satisfy such liabilities and obligations. However, to the extent assets are available from the Master Trust, the Master Trust will indemnify each investor from any claim or liability to which the investor may become subject solely by reason of his or her having been an investor to the extent such claim or liability imposes on the investor an obligation or liability which is greater than his or her proportionate ownership interest in the Master
Trust, and will reimburse the investor for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability.

       The Declarations of Trust of both the Trust and Master Trust provide that obligations of the Trust and the Master Trust are not binding upon their respective Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trusts or their respective investors for any action or failure to act, but nothing in the Declarations of Trust protect a Trustee, officer, employee or agent against any liability to the trusts or their respective investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declarations of Trust also provide that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Portfolio or Fund shall be enforceable against the assets and property of such Portfolio or Fund only (and, in the case of the Fund, its investors), and not against the assets or property of any other Portfolio or Fund (or in the case of the Portfolio, the investors therein).


   FINANCIAL STATEMENTS. The Trust's Semi-Annual Report to Shareholders of the Portfolio for the period ended September 30, 1995 accompanies this Statement of Additional Information. Additional copies of the Report may be obtained at no charge by writing or telephoning the Trust at the address or number on the front page of this Statement of Additional Information.


   REGISTRATION STATEMENT. The Registration Statement of the Trust and the Master Trust, including the Mini-Cap Portfolio's Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Portfolio's Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

   The following paragraphs summarize the descriptions for the rating symbols of securities.


COMMERCIAL PAPER

       The following paragraphs summarize the description for the rating symbols of commercial paper.

MOODY'S INVESTORS SERVICE, INC.

       Moody's short-term debt ratings, which are also applicable to commercial paper investments permitted to be made by the Master Trust, are opinions of the ability of issuers to repay punctually their senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

       PRIME 1: Issuers (or related supporting institutions) rated PRIME-1 have a superior ability for repayment of short-term promissory obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics: (A) leading market positions in well-established industries;
(B) high rates of return on funds employed; (C) conservative capitalization structures with moderate reliance on debt and ample asset protection; (D) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (E) well-established access to a range of financial markets and assured sources of alternate liquidity.

       PRIME-2: Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above in the PRIME-1 category but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       PRIME 3: Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

       Standard & Poor's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

       A-1: This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "PLUS" (+) designation.

       A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

       A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

       B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

       C: Issues rated "C" are regarded as having a doubtful capacity for payment.

FITCH INVESTORS SERVICE, INC.

       F-1+: Exceptionally strong credit quality. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

       F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

       F-2: Good credit quality. Commercial paper assigned this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issuers assigned F-1+ and F-1 ratings.

       F-3: Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

       The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

       DUFF 1+ - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

       DUFF 1 - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

       DUFF 1- - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

       DUFF 2 - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

       DUFF 3 - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

       DUFF 4 - Debt possesses speculative investment characteristics.

       DUFF 5 - Issuer has failed to meet scheduled principal and/or interest payments.

THOMSON BANKWATCH

       Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

       TBW-1 - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

       TBW-2 - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

       TBW-3 - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

IBCA

       IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

       A1+ - Obligations are supported by the highest capacity for timely repayment.

       A1 - Obligations are supported by a strong capacity for timely repayment.

       A2 - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

       A3 - Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

CORPORATE BONDS

MOODY'S

       Moody's corporate bond ratings are opinions of the relative investment qualities of bonds. Moody's employs nine designations to indicate such relative qualities, ranging from "AAA" for the highest quality obligations to "C" for the lowest. Issues are further refined with the designation 1,2, and 3 to indicate the relative ranking within designations. Bonds with the following Moody's ratings have the following investment qualities:

       AAA: Bonds in this category are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       AA: Bonds in this category are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

       A: Bonds in this category possess many favorable investment attributes and are considered to be as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       BAA: Bonds in this category are considered medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       BA: Bonds in this category are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B: Bonds in this category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       CAA: Bonds in this category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       CA: Bonds in this category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcoming.

       C: Bonds in this category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S

       A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Ratings are graded into ten categories, ranging from "AAA" for the highest quality obligation to "D" for debt in default. Issues are further refined with a "PLUS" or "MINUS" sign to show relative standing within the categories. Bonds with the following Standard & Poor's ratings have the following investment qualities:

       AAA:   Bonds in this category have the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

       AA: Bonds in this category have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

       A: Bonds in this category have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB: Bonds in this category have an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

       BB: Bonds in this category have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

       B: Bonds in this category have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

       CCC: Bonds in this category have currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

       C: This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

DUFF & PHELPS

       The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

       AAA - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

       BBB - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

       BB, B, CCC, DD, AND DP - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

       To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

FITCH INVESTORS SERVICE, INC.

       The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

       AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

       A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

       BB, B, CCC, CC, C, DDD, DD, AND D - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

       To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

ICBA

       IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

       AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

       AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

       A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

       BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

       BB, B, CCC, CC, AND C - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

       IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

THOMSON BANKWATCH

       Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

       AAA - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

       AA - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

       BBB - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

       BB, B, CCC, AND CC, - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

       D - This designation indicates that the long-term debt is in default.

       PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                         NICHOLAS-APPLEGATE MUTUAL FUNDS

                                    FORM N-1A

                           PART C:  OTHER INFORMATION


Item 24.     FINANCIAL STATEMENTS AND EXHIBITS.

  a.   Financial Statements:


       Registrant's unaudited Schedule of Investments as of September 30, 1995, Statement of Assets and Liabilities as of September 30, 1995, Statement of Operations for the period ended September 30, 1995, and related Notes with respect to the Mini-Cap Institutional Growth Portfolio are included as part of Registrant's Semi-Annual Report to Shareholders for the period ended September 30, 1995, which financial information is incorporated by reference in Part B.


  b.   Exhibits:

       (1.1)    Certificate of Trust of Registrant (a).

       (1.2)    Certificate of Amendment to Certificate of Trust of Registrant
                (a).

       (1.3)    Declaration of Trust of Registrant (b).

       (1.4)    Amended and Restated Declaration of Trust of Registrant (a).

       (1.5) Certificate of Trustees dated August 6, 1993, establishing Emerging Growth Portfolio series (c).

       (1.6) Certificate of Trustees dated December 15, 1993, establishing International Growth Portfolio series (d).

       (1.7)    Amendment No. 2 to Amended and Restated Declaration of Trust
                (f).

       (1.8)    Amendment No. 3 to Amended and Restated Declaration of Trust
                (g).

       (1.9)    Amendment No. 4 to Amended and Restated Declaration of Trust
                (m).

       (1.10)   Amendment No. 5 to Amended and Restated Declaration of Trust
                (m).

       (1.11)   Amendment No. 6 to Amended and Restated Declaration of Trust
                (n).

       (1.12)   Amendment No. 7 to Amended and Restated Declaration of Trust
                (n).

       (1.13) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (o).

       (2)      Amended Bylaws of Registrant (i).

       (3)      None.

       (4)      None.

       (5)      None.

       (6.1) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated as of April 19, 1993 (d).

       (6.2) Letter agreement between Registrant and Nicholas-Applegate Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (c).

       (6.3) Letter agreement between Registrant and Nicholas-Applegate Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (d).

       (6.4) Letter agreement between Registrant and Nicholas-Applegate Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (j).

       (6.5) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (o).

       (6.6) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Series B Portfolios to Distribution Agreement (o).

       (6.7) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement (o).

       (7)      None.

       (8.1) Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (d).

       (8.2) Letter agreement between Registrant and PNC Bank dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (d).

       (8.3) Letter agreement between Registrant and PNC Bank dated August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (c).

       (8.4) Letter agreement between Registrant and PNC Bank dated December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (d).

       (8.5) Letter agreement between Registrant and PNC Bank dated April 22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (d).

       (8.6) Form of letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Agreement (l).

       (8.7) Form of letter agreement between Registrant and PNC Bank, adding Series B Portfolios to Custodian Agreement (n).

       (8.8) Form of letter agreement between Registrant and PNC Bank, adding Fixed Income Portfolio series to Custodian Agreement
                (n).

       (9.1) Administration Agreement between Registrant and Investment Company Administration Corporation dated as of April 1, 1993
                (d).

       (9.2) Amendments to Administration agreement between Registrant and Investment Company Administration Corporation dated July 1993 and January 1994 (d).

       (9.3) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated as of April 1, 1993
                (d).

       (9.4) Letter agreement between Registrant and State Street Bank and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (d).

       (9.5) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (d).

       (9.6) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (d).

       (9.7) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (d).

       (9.8) Letter agreement between Registrant and State Street Bank and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (o).

       (9.9) Letter agreement between Registrant and State Street Bank and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (o).

       (9.10) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (n).

       (9.11) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (a).

       (9.12) License Agreement dated as of December 17, 1992, between Registrant and Nicholas-Applegate Capital Management (d).

       (9.13) Accounting Services Agreement between Registrant and PFPC Inc. dated as of April 1, 1993 (d).

       (9.14) Letter agreement between Registrant and PFPC Inc. dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (d).

       (9.15) Letter agreement between Registrant and PFPC Inc. dated August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (d).

       (9.16) Letter agreement between Registrant and PFPC Inc. dated December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (d).

       (9.17) Letter agreement between Registrant and PFPC Inc. dated April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (d).

       (9.18) Letter agreement between Registrant and PFPC Inc., adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (o).

       (9.19) Form of letter agreement between Registrant and PFPC Inc., adding Series B Portfolios to Accounting Services Agreement
                (n).

       (9.20) Form of letter agreement between Registrant and PFPC Inc., adding Fixed Income Portfolio series to Accounting Services Agreement (n).

       (9.21) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated September 27, 1993 regarding expense reimbursements (c).

       (9.22) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated December 15, 1993, adding International Growth Portfolio series to agreement regarding expense reimbursements (d).

       (9.23) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated April 22, 1994, adding Qualified Portfolio series to agreement regarding expense reimbursements
                (j).

       (9.24) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Emerging Growth Institutional Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to agreement regarding expense reimbursements (o).

       (9.25) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Series B Portfolios to agreement regarding expense reimbursement (o).

       (9.26) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Qualified and Fixed Income Portfolio series to agreement regarding expense reimbursement (o).

       (9.27) Letter agreement between Registrant and Nicholas-Applegate Capital Management revising expense reimbursement agreement with respect to Government Income Portfolios (o).

       (10)     Opinion of Counsel (a).


       (11)     Not applicable.


       (12)     Not applicable.

       (13) Investment Letter of initial investor in Registrant dated April 1, 1993 (d).

       (14.1)   IRA Plan Materials (d).

       (14.2)   401(k) Profit-Sharing Plan Materials (d).

       (15)     Amended Distribution Plan of Registrant (o).

       (16)     Schedule of Computation of Performance Quotations (c).

       (17.1)   Limited Powers of Attorney of Trustees (d).

       (17.2)   Limited Power of Attorney of Walter E. Auch (k).


       (17.3)   Limited Power of Attorney of John D. Wylie.


______________________________

(a) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

(b) Filed as an Exhibit to Registrant's Form N-1A Registration Statement on December 21, 1992 and incorporated herein by reference.

(c) Filed as an Exhibit to Amendment No. 6 to Registrant's Form N-1A Registration Statement on November 1, 1993 and incorporated herein by reference.

(d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

(e) Filed as an Exhibit to Amendment No. 7 to Registrant's Form N-1A Registration Statement on December 20, 1993 and incorporated herein by reference.

(f) Filed as an Exhibit to Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 22, 1994 and incorporated herein by reference.

(g) Filed as an Exhibit to Amendment No. 9 to Registrant's form N-1A Registration Statement on February 22, 1994 and incorporated herein by reference.

(h) Filed as an Exhibit to Amendment No. 15 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(i) Filed as an Exhibit to Amendment No. 2 to Registrant's Form N-1A Registration Statement on April 5, 1993 and incorporated herein by reference.

(j) Filed as an Exhibit to Amendment No. 11 to Registrant's Form N-1A Registration Statement on July 6, 1994 and incorporated herein by reference.

(k) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.


(l) Filed as an Exhibit to Amendment No. 16 to Registrant's Form N-1A Registration Statement on October 26, 1994 and incorporated herein by reference.

(m) Filed as an Exhibit to Amendment No. 20 to Registrant's Form N-1A Registration Statement on December 30, 1994 and incorporated herein by reference.

(n) Filed as an Exhibit to Amendment No. 22 to Registrant's Form N-1A Registration Statement on May 22, 1995 and incorporated herein by reference.

(o) Filed as an Exhibit to Amendment No. 23 to Registrant's Form N-1A Registration Statement on July 12, 1995 and incorporated herein by reference.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Arthur E. Nicholas, Fred C. Applegate, Arthur B. Laffer and Charles E. Young, members of the Board of Trustees of Registrant, are also members of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered investment company. As they constitute a majority of both of such Boards, Registrant and Nicholas-Applegate Fund, Inc. may be deemed to be under common control.



Item 26.  NUMBER OF HOLDERS OF SECURITIES.


          As of December 31, 1995, the number of record holders of each series of Registrant was as follows:



  TITLE OF SERIES                                       NUMBER OF RECORD HOLDERS
  ---------------                                       ------------------------
  Core Growth Portfolio A                                          6,185
  Emerging Growth Portfolio A                                     11,046
  Income & Growth Portfolio A                                      1,991
  Balanced Growth Portfolio A                                        547
  International Growth Portfolio A                                    59
  Worldwide Growth Portfolio                                       1,778
  Government Income Portfolio A                                      103
  Emerging Countries Portfolio A                                     253
  Money Market Portfolio                                             104
  Core Growth Portfolio B                                            500
  Emerging Growth Portfolio B                                        622

  Income & Growth Portfolio B                                         78
  Balanced Growth Portfolio B                                         45
  International Growth Portfolio B                                    38
  Worldwide Growth Portfolio B                                        59
  Government Income Portfolio B                                       10
  Emerging Countries Portfolio B                                     129
  Core Growth Portfolio C                                         14,530
  Emerging Growth Portfolio C                                     16,200
  Income & Growth Portfolio C                                      5,487
  Balanced Growth Portfolio C                                      1,357
  Worldwide Growth Portfolio C                                     6,037
  International Growth Portfolio C                                    78
  Government Income Portfolio C                                      278
  Emerging Countries Portfolio C                                     174
  Core Growth Institutional Portfolio                                158
  Emerging Growth Institutional Portfolio                            150
  Income & Growth Institutional Portfolio                             98
  Balanced Growth Institutional Portfolio                             20
  Worldwide Growth Institutional Portfolio                            70
  International Growth Institutional Portfolio                        56
  Emerging Countries Institutional Portfolio                          56
  Mini-Cap Growth Institutional Portfolio                             57
  Fully Discretionary Institutional Fixed Income Portfolio             8
  Short-Intermediate Institutional Fixed Income Portfolio              9
  Core Growth Qualified Portfolio                                     13
  Income & Growth Qualified Portfolio                                  9
  Balanced Growth Qualified Portfolio                                  9
  Worldwide Growth Qualified Portfolio                                 9
  Government Income Qualified Portfolio                                9
  Emerging Growth Qualified Portfolio                                  5
  International Growth Qualified Portfolio                             9
  Emerging Countries Qualified Portfolio                               6


Item 27.  INDEMNIFICATION.

          Article V of Registrant's Declaration of Trust, filed herewith as
Exhibit 1, provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

          Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 9.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of

Registrant's Distribution Agreement, filed herewith as Exhibit 6, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 9.3, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

          Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          Nicholas-Applegate Capital Management, the investment adviser to the Master Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management, Inc. (the "General Partner"). During the two fiscal years ended December 31, 1995 Nicholas-Applegate Capital Management has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 28 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.


Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

          (b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Portfolios, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities. The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego,
California 92101, except as otherwise indicated below.



                                  Positions and                 Positions and
Name and Principal                Offices with Principal        Offices with
Business Address                  Underwriter                   Registrant
------------------                -----------                   ----------
Arthur E. Nicholas                Chairman                      Trustee
Ashley T. Rabun                   President                     Vice President
Peter J. Johnson                  Vice President                Vice President
Thomas Pindelski                  Chief Financial Officer       Chief Financial Officer
E. Blake Moore, Jr.               Secretary                     Secretary
Todd Spillane                     Director of Compliance        None


          (c)   Not applicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser to the Trust and Master Trust, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the Administrator for the Trust and Master Trust, Investment Company Administration Corporation (4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018); the Custodian, PNC Bank (Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113); or the Transfer and Dividend Disbursing Agent, State Street Bank & Trust Company (2 Heritage Drive, 5th Floor, North Quincy, Massachusetts 02171).


Item 31.  MANAGEMENT SERVICES.

          Not Applicable.


Item 32.  UNDERTAKINGS.

          Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 17th day of January, 1996. The undersigned hereby certifies that this Agreement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                    NICHOLAS-APPLEGATE MUTUAL FUNDS



                                    By John D. Wylie*
                                       -------------------------------
                                       John D. Wylie
                                       President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


John D. Wylie*
-------------------------------  Principal Executive Officer     January 17, 1996
John D. Wylie


/s/ Thomas Pindelski
-------------------------------  Principal Financial and
Thomas Pindelski                 Accounting Officer              January 17, 1996


Fred C. Applegate*
-------------------------------  Trustee                         January 17, 1996
Fred C. Applegate


Arthur B. Laffer*
-------------------------------  Trustee                         January 17, 1996
Arthur B. Laffer


Charles E. Young*
-------------------------------  Trustee                         January 17, 1996
Charles E. Young


Arthur E. Nicholas*
-------------------------------  Trustee                         January 17, 1996
Arthur E. Nicholas



*/s/ E. Blake Moore, Jr.
-------------------------------
By:  E. Blake Moore, Jr.
     Attorney In Fact


                                   SIGNATURES

       Nicholas-Applegate Investment Trust has duly caused this Amendment to Registration Statement on Form N-1A of Nicholas-Applegate Mutual Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 17th day of January, 1996. The undersigned hereby certifies that this Agreement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                    NICHOLAS-APPLEGATE INVESTMENT TRUST


                                    By John D. Wylie*
                                       ------------------------------------
                                       John D. Wylie
                                       President

       This Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John D. Wylie*
-------------------------------  Principal Executive Officer     January 17, 1996
John D. Wylie

/s/ Thomas Pindelski
-------------------------------  Principal Financial and
Thomas Pindelski                 Accounting Officer              January 17, 1996


George F. Keane*
-------------------------------  Trustee                         January 17, 1996
George F. Keane


Dann V. Angeloff*
-------------------------------  Trustee                         January 17, 1996
Dann V. Angeloff


Walter E. Auch*
-------------------------------  Trustee                         January 17, 1996
Walter E. Auch


Theodore J. Coburn*
-------------------------------  Trustee                         January 17, 1996
Theodore J. Coburn


Darlene DeRemer*
-------------------------------  Trustee                         January 17, 1996
Darlene DeRemer


Arthur E. Nicholas*
-------------------------------  Trustee                         January 17, 1996
Arthur E. Nicholas



*/s/ E. Blake Moore, Jr.
-------------------------------
By:  E. Blake Moore, Jr.
    Attorney in Fact


                                  EXHIBIT INDEX
                         NICHOLAS-APPLEGATE MUTUAL FUNDS
                               AMENDMENT NO. 27 TO
                        FORM N-1A REGISTRATION STATEMENT
                                FILE NO. 811-7428


  Exhibit No.       Title of Exhibit                                      Page
  -----------       ----------------                                      ----

    (1.1)           Certificate of Trust of Registrant (a).

    (1.2)           Certificate of Amendment to Certificate
                    of Trust of Registrant (a).

    (1.3)           Declaration of Trust of Registrant (b).

    (1.4)           Amended and Restated Declaration of
                    Trust of Registrant (a).

    (1.5)           Certificate of Trustees dated August 6,
                    1993, establishing Emerging Growth
                    Portfolio series (c).

    (1.6)           Certificate of Trustees dated December
                    15, 1993, establishing International
                    Growth Portfolio series (d).

    (1.7)           Amendment No. 2 to Amended and Restated
                    Declaration of Trust (f).

    (1.8)           Amendment No. 3 to Amended and Restated
                    Declaration of Trust (g).

    (1.9)           Amendment No. 4 to Amended and Restated
                    Declaration of Trust (m).

    (1.10)          Amendment No. 5 to Amended and Restated
                    Declaration of Trust (m).

    (1.11)          Amendment No. 6 to Amended and Restated
                    Declaration of Trust (n).

    (1.12)          Amendment No. 7 to Amended and Restated
                    Declaration of Trust (n).

    (1.13) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (o).

    (2)             Amended Bylaws of Registrant (i).

    (3)             None.

    (4)             None.

    (5)             None.

  Exhibit No.       Title of Exhibit                                      Page
  -----------       ----------------                                      ----

    (6.1)           Distribution Agreement between
                    Registrant and Nicholas-Applegate
                    Securities dated as of April 19, 1993
                    (d).

    (6.2)           Letter agreement between Registrant and
                    Nicholas-Applegate Securities dated May
                    17, 1993, adding certain Institutional
                    (formerly Qualified) Portfolio series
                    and Emerging Growth Portfolio series to
                    Distribution Agreement (c).

    (6.3)           Letter agreement between Registrant and
                    Nicholas-Applegate Securities dated
                    December 15, 1993, adding International
                    Growth Portfolio series to Distribution
                    Agreement (d).

    (6.4)           Letter agreement between Registrant and
                    Nicholas-Applegate Securities dated
                    April 22, 1994, adding Qualified
                    Portfolio series to Distribution
                    Agreement (j).

    (6.5) Letter agreement between Registrant and Nicholas-Applegate Securities, adding
                    Emerging Countries Growth Portfolio
                    series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (o).

    (6.6)           Letter agreement between Registrant and
                    Nicholas-Applegate Securities, adding
                    Series B Portfolios to Distribution
                    Agreement (o).

    (6.7)           Letter agreement between Registrant and
                    Nicholas-Applegate Securities, adding
                    Fixed Income and Qualified Portfolio
                    series to Distribution Agreement (o).

    (7)             None.

    (8.1)           Custodian Services Agreement between
                    Registrant and PNC Bank dated as of
                    April 1, 1993 (d).

    (8.2)           Letter agreement between Registrant and
                    PNC Bank dated July 19, 1993, adding
                    certain Institutional (formerly
                    Qualified) Portfolio series to Custodian
                    Services Agreement (d).

    (8.3)           Letter agreement between Registrant and
                    PNC Bank dated August 20, 1993, adding
                    Emerging Growth Portfolio series to
                    Custodian Services Agreement (c).

    (8.4)           Letter agreement between Registrant and
                    PNC Bank dated December 15, 1993, adding
                    International Growth Portfolio series to
                    Custodian Services Agreement (d).

  Exhibit No.       Title of Exhibit                                      Page
  -----------       ----------------                                      ----

    (8.5)           Letter agreement between Registrant and
                    PNC Bank dated April 22, 1994, adding
                    Core Growth Qualified Portfolio series
                    to Custodian Services Agreement (d).

    (8.6) Form of letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Agreement (l).

    (8.7)           Form of letter agreement between
                    Registrant and PNC Bank, adding Series B
                    Portfolios to Custodian Agreement (n).

    (8.8)           Form of letter agreement between
                    Registrant and PNC Bank, adding Fixed
                    Income Portfolio series to Custodian
                    Agreement (n).

    (9.1)           Administration Agreement between
                    Registrant and Investment Company
                    Administration Corporation dated as of
                    April 1, 1993 (d).

    (9.2)           Amendments to Administration agreement
                    between Registrant and Investment
                    Company Administration Corporation dated
                    July 1993 and January 1994 (d).

    (9.3)           Transfer Agency and Service Agreement
                    between Registrant and State Street Bank and Trust Company dated as of April 1, 1993 (d).

    (9.4)           Letter agreement between Registrant and
                    State Street Bank and Trust Company
                    dated July 19, 1993, adding certain
                    Institutional (formerly Qualified)
                    Portfolio series to Transfer Agency and
                    Service Agreement (d).

    (9.5) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (d).

    (9.6) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement
                    (d).

    (9.7) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (d).

  Exhibit No.       Title of Exhibit                                      Page
  -----------       ----------------                                      ----

    (9.8)           Letter agreement between Registrant and
                    State Street Bank and Trust Company,
                    adding Emerging Countries Growth
                    Portfolio series, Global Growth Income
                    Portfolio series and Mini-Cap Growth
                    Portfolio series to Transfer Agency and
                    Service Agreement (o).

    (9.9)           Letter agreement between Registrant and
                    State Street Bank and Trust Company,
                    adding Series B Portfolios to Transfer
                    Agency and Service Agreement (o).

    (9.10)          Form of letter agreement between
                    Registrant and State Street Bank and
                    Trust Company, adding Fixed Income
                    Portfolio series to Transfer Agency and
                    Service Agreement (n).

    (9.11)          Shareholder Service Plan between
                    Registrant and Nicholas-Applegate
                    Securities (a).

    (9.12)          License Agreement dated as of December
                    17, 1992, between Registrant and
                    Nicholas-Applegate Capital Management
                    (d).

    (9.13)          Accounting Services Agreement between
                    Registrant and PFPC Inc. dated as of
                    April 1, 1993 (d).

    (9.14)          Letter agreement between Registrant and
                    PFPC Inc. dated July 19, 1993, adding
                    certain Institutional (formerly
                    Qualified) Portfolio series to
                    Accounting Services Agreement (d).

    (9.15)          Letter agreement between Registrant and
                    PFPC Inc. dated August 20, 1993, adding
                    Emerging Growth Portfolio series to
                    Accounting Services Agreement (d).

    (9.16)          Letter agreement between Registrant and
                    PFPC Inc. dated December 15, 1993,
                    adding International Growth Portfolio
                    series to Accounting Services Agreement
                    (d).

    (9.17)          Letter agreement between Registrant and
                    PFPC Inc. dated April 22, 1994, adding
                    Core Growth Qualified Portfolio series
                    to Accounting Services Agreement (d).

    (9.18)          Letter agreement between Registrant and
                    PFPC Inc., adding Emerging Countries
                    Growth Portfolio series, Global Growth
                    Income Portfolio series and Mini-Cap
                    Growth Portfolio series to Accounting
                    Services Agreement (o).

  Exhibit No.       Title of Exhibit                                      Page
  -----------       ----------------                                      ----

    (9.19)          Form of letter agreement between
                    Registrant and PFPC Inc., adding Series
                    B Portfolios to Accounting Services
                    Agreement (n).

    (9.20)          Form of letter agreement between
                    Registrant and PFPC Inc., adding Fixed
                    Income Portfolio series to Accounting
                    Services Agreement (n).

    (9.21)          Letter agreement between Registrant and
                    Nicholas-Applegate Capital Management
                    dated September 27, 1993 regarding expense reimbursements (c).

    (9.22)          Letter agreement between Registrant and
                    Nicholas-Applegate Capital Management
                    dated December 15, 1993, adding
                    International Growth Portfolio series to agreement regarding expense reimbursements (d).

    (9.23)          Letter agreement between Registrant and
                    Nicholas-Applegate Capital Management
                    dated April 22, 1994, adding Qualified
                    Portfolio series to agreement regarding
                    expense reimbursements (j).

    (9.24)          Letter agreement between Registrant and
                    Nicholas-Applegate Capital Management,
                    adding Emerging Growth Institutional
                    Portfolio series, Global Growth Income
                    Portfolio series and Mini-Cap Growth
                    Portfolio series to agreement regarding
                    expense reimbursements (o).

    (9.25)          Letter agreement between Registrant and
                    Nicholas-Applegate Capital Management,
                    adding Series B Portfolios to agreement
                    regarding expense reimbursement (o).

    (9.26)          Letter agreement between Registrant and
                    Nicholas-Applegate Capital Management,
                    adding Qualified and Fixed Income
                    Portfolio series to agreement regarding
                    expense reimbursement (o).

    (9.27)          Letter agreement between Registrant and
                    Nicholas-Applegate Capital Management
                    revising expense reimbursement agreement with respect to Government Income
                    Portfolios (o).

    (10)            Opinion of Counsel (a).

    (11)            Not applicable.

    (12)            Not applicable.

  Exhibit No.       Title of Exhibit                                      Page
  -----------       ----------------                                      ----

    (13) Investment Letter of initial investor in Registrant dated April 1, 1993 (d).

    (14.1)          IRA Plan Materials (d).

    (14.2)          401(k) Profit-Sharing Plan Materials
                    (d).

    (15)            Amended Distribution Plan of Registrant (o).

    (16)            Schedule of Computation of Performance Quotations
                    (c).

    (17.1)          Limited Powers of Attorney of Trustees
                    (d).

    (17.2)          Limited Power of Attorney of Walter E.
                    Auch (k).

    (17.3)          Limited Power of Attorney of John D. Wylie.

__________________________

(a) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

(b) Filed as an Exhibit to Registrant's Form N-1A Registration Statement on December 21, 1992 and incorporated herein by reference.

(c) Filed as an Exhibit to Amendment No. 6 to Registrant's Form N-1A Registration Statement on November 1, 1993 and incorporated herein by reference.

(d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

(e) Filed as an Exhibit to Amendment No. 7 to Registrant's Form N-1A Registration Statement on December 20, 1993 and incorporated herein by reference.

(f) Filed as an Exhibit to Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 22, 1994 and incorporated herein by reference.

(g) Filed as an Exhibit to Amendment No. 9 to Registrant's form N-1A Registration Statement on February 22, 1994 and incorporated herein by reference.

  Exhibit No.       Title of Exhibit                                      Page
  -----------       ----------------                                      ----


(h) Filed as an Exhibit to Amendment No. 15 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(i) Filed as an Exhibit to Amendment No. 2 to Registrant's Form N-1A Registration Statement on April 5, 1993 and incorporated herein by reference.

(j) Filed as an Exhibit to Amendment No. 11 to Registrant's Form N-1A Registration Statement on July 6, 1994 and incorporated herein by reference.

(k) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(l) Filed as an Exhibit to Amendment No. 16 to Registrant's Form N-1A Registration Statement on October 26, 1994 and incorporated herein by reference.

(m) Filed as an Exhibit to Amendment No. 20 to Registrant's Form N-1A Registration Statement on December 30, 1994 and incorporated herein by reference.

(n) Filed as an Exhibit to Amendment No. 22 to Registrant's Form N-1A Registration Statement on May 22, 1995 and incorporated herein by reference.

(o) Filed as an Exhibit to Amendment No. 23 to Registrant's Form N-1A Registration Statement on July 12, 1995 and incorporated herein by reference.